UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2013

Date of reporting period: July 31, 2012

Item 1.	Reports to Stockholders.

Hancock Horizon Family of Funds	July 31, 2012 (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return — This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the “Expenses Paid During Period” column.

• Hypothetical 5% return — This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

July 31, 2012 (Unaudited)

	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Annualized Expense Ratios	Expenses Paid During Period*
Government Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.00	0.14%	$0.70
Institutional Sweep Class	1,000.00	1,000.00	0.14%	0.70
Class A	1,000.00	1,000.00	0.14%	0.70

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.17	0.14%	$0.70
Institutional Sweep Class	1,000.00	1,024.17	0.14%	0.70
Class A	1,000.00	1,024.17	0.14%	0.70

Core Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,025.70	0.75%	$3.78
Class A	1,000.00	1,025.10	1.00%	5.04
Class C	1,000.00	1,021.00	1.75%	8.79

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.13	0.75%	$3.77
Class A	1,000.00	1,019.89	1.00%	5.02
Class C	1,000.00	1,016.16	1.75%	8.77

Value Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,012.80	1.00%	$5.00
Class A	1,000.00	1,011.60	1.25%	6.25
Class C	1,000.00	1,770.00	2.00%	9.98

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.84	1.00%	$5.02
Class A	1,000.00	1,018.60	1.25%	6.27
Class C	1,000.00	1,014.87	2.00%	10.02

Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,044.50	1.02%	$5.18
Class A	1,000.00	1,043.30	1.27%	6.45
Class C	1,000.00	1,039.30	2.00%	10.14

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.79	1.02%	$5.12
Class A	1,000.00	1,018.55	1.27%	6.37
Class C	1,000.00	1,014.92	2.00%	10.02

Burkenroad Small Cap Fund
Actual Fund Return
Class A	$1,000.00	$1,022.40	1.40%	$7.04
Class D	1,000.00	1,021.20	1.65%	8.29

Hypothetical 5% Return
Class A	$1,000.00	$1,017.90	1.40%	$7.02
Class D	1,000.00	1,016.66	1.65%	8.27

	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Annualized Expense Ratios	Expenses Paid During Period*
Quantitative Long/Short Fund
Actual Fund Return
Institutional Class	$1,000.00	$994.30	1.96%	$9.72
Class A	1,000.00	993.70	2.21%	10.96
Class C	1,000.00	989.60	2.97%	14.69

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,015.12	1.96%	$9.82
Class A	1,000.00	1,013.87	2.21%	11.07
Class C	1,000.00	1,010.09	2.97%	14.84

Diversified International Fund
Actual Fund Return
Institutional Class	$1,000.00	$941.40	1.25%	$6.03
Class A	1,000.00	940.60	1.50%	7.24
Class C	1,000.00	936.60	2.25%	10.83

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.65	1.25%	$6.27
Class A	1,000.00	1,017.40	1.50%	7.52
Class C	1,000.00	1,013.67	2.25%	11.27

Louisiana Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,032.40	0.75%	$3.79
Class A	1,000.00	1,031.20	1.00%	5.05

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.13	0.75%	$3.77
Class A	1,000.00	1,019.89	1.00%	5.02

Mississippi Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,031.00	0.75%	$3.79
Class A	1,000.00	1,029.10	1.00%	5.05

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.13	0.75%	$3.77
Class A	1,000.00	1,019.89	1.00%	5.02
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Schedules of Investments

Government Money Market Fund

Percentages are based on net assets.

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations — 33.3%
FFCB (A)
0.300%, 02/11/13	$50,000	$50,032
0.262%, 03/06/13	20,000	20,003
FHLB
0.110%, 08/24/12 (B)	20,000	19,999
0.190%, 07/25/13 (A)	25,000	25,000
FHLMC
0.105%, 08/27/12 (B)	50,000	49,996
FNMA
0.272%, 03/14/13 (A)	15,000	15,003
Total U.S. Government Agency Obligations (Cost $180,033 (000))		180,033
U.S. Treasury Obligations — 27.7%
U.S. Treasury Bills
0.065%, 08/02/12	50,000	50,000
0.095%, 10/18/12	100,000	99,979
Total U.S. Treasury Obligations (Cost $149,979 (000))		149,979

Description	Face Amount (000)	Value (000)
Repurchase Agreements (C) — 39.0%
Deutsche Bank Securities 0.180%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $85,606,978 (collateralized by a U.S. Government obligation, par value $87,190,000, 0.270%, 08/16/13, with total market value of $87,320,567)	$85,607	$85,607
South Street Securities 0.200%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $125,000,694 (collateralized by various U.S. Government obligations, ranging in par values from $850,000 to $52,404,539, 1.695% to 5.000%, 03/01/27 to 03/01/42, with total market value $127,500,000)	125,000	125,000
Total Repurchase Agreements (Cost $210,607 (000))		210,607
Total Investments — 100.0% (Cost $540,619 (000))		$540,619

Percentages are based on net assets of $540,640 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2012.
(B)	Discount Note — The rate reported is the effective yield at time of purchase.
(C)	Tri-party Repurchase Agreements.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2012 (Unaudited)

Core Bond Fund (Formerly Strategic Income Bond Fund)

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.

Description	Face Amount (000)	Value (000)
U.S. Government Mortgage-Backed Obligations — 32.6%
FHLMC
7.000%, 12/01/14	$1	$1
7.000%, 04/01/15	2	2
5.500%, 08/01/21	265	290
5.500%, 10/01/36	461	505
5.000%, 01/01/13	91	92
5.000%, 10/01/16	141	149
5.000%, 04/01/22	334	361
5.000%, 04/01/23	188	202
4.500%, 05/01/24	539	576
3.500%, 05/15/25	7,991	8,319
3.000%, 12/01/26	5,631	5,926
FNMA
7.500%, 12/01/30	10	11
6.500%, 01/01/32	69	81
6.000%, 08/01/35	563	625
6.000%, 05/01/36	350	387
6.000%, 07/01/36	157	174
5.500%, 06/01/25	605	669
5.500%, 10/01/34	208	230
5.500%, 01/01/36	253	278
5.500%, 02/01/36	287	315
5.500%, 04/01/36	277	305
5.000%, 10/01/18	132	143
5.000%, 12/01/18	141	153
5.000%, 11/01/21	279	302
5.000%, 05/01/38	882	961
4.500%, 07/01/18	231	249
4.500%, 07/01/24	1,020	1,099
4.000%, 04/01/31	2,592	2,801
4.000%, 09/01/31	4,405	4,759
3.500%, 09/01/25	2,599	2,765
3.500%, 06/01/26	3,350	3,563

Description	Face Amount (000)	Value (000)
3.500%, 12/01/31	$4,667	$4,984
3.500%, 02/01/32	5,779	6,171
3.500%, 12/01/41	4,670	4,959
3.000%, 10/01/21	833	879
2.500%, 04/25/31	4,867	4,990
2.000%, 06/25/30	5,300	5,389
2.000%, 08/25/36	1,974	2,001
GNMA
7.500%, 12/20/29	2	2
6.500%, 09/15/13	2	2
6.500%, 03/15/31	13	15
6.500%, 07/15/31	321	378
6.000%, 05/15/28	1	1
6.000%, 09/15/34	210	237
6.000%, 11/15/34	78	88
6.000%, 12/15/34	106	121
5.500%, 01/15/36	807	903
5.500%, 04/15/36	435	486
5.000%, 09/15/17	79	85
5.000%, 12/15/17	138	151
5.000%, 10/15/18	14	15
5.000%, 11/15/18	8	9
5.000%, 01/15/19	273	301
5.000%, 03/15/33	14	16
5.000%, 04/15/33	10	11
5.000%, 06/15/33	42	47
5.000%, 04/15/38	1,180	1,307
4.500%, 02/15/20	350	383
Total U.S. Government Mortgage-Backed Obligations (Cost $67,727 (000))		70,224
Corporate Bonds — 21.7%
Aerospace & Defense — 1.3%
Honeywell International
5.300%, 03/01/18	1,400	1,696
United Technologies
4.500%, 04/15/20	1,000	1,186
Total Aerospace & Defense		2,882
Agriculture — 1.0%
Cargill (A)
4.375%, 06/01/13	2,000	2,060
Total Agriculture		2,060

Schedules of Investments

Core Bond Fund (Formerly Strategic Income Bond Fund) (continued)

Description	Face Amount (000)	Value (000)
Banks — 1.9%
Citigroup
5.300%, 01/07/16	$1,000	$1,069
Wells Fargo (B)
0.647%, 10/28/15	3,000	2,937
Total Banks		4,006
Building & Construction — 0.7%
CRH America
8.125%, 07/15/18	1,300	1,569
Total Building & Construction		1,569
Chemicals — 1.0%
Dow Chemical
6.000%, 10/01/12	1,000	1,008
4.250%, 11/15/20	1,000	1,115
Total Chemicals		2,123
Coatings/Paint — 0.2%
Sherwin-Williams
3.125%, 12/15/14	500	528
Total Coatings/Paint		528
Electrical Utilities — 1.1%
Gulf Power
3.100%, 05/15/22	1,250	1,277
Northeast Utilities
5.650%, 06/01/13	1,000	1,041
Total Electrical Utilities		2,318
Entertainment — 2.6%
DIRECTV Holdings (A)
5.200%, 03/15/20	1,500	1,722
Viacom
5.625%, 09/15/19	1,500	1,805
3.875%, 12/15/21	1,000	1,093
Walt Disney MTN
4.500%, 12/15/13	1,000	1,057
Total Entertainment		5,677
Financial Services — 3.2%
American Honda Finance (A)
3.500%, 03/16/15	500	531
Goldman Sachs Group
6.000%, 06/15/20	2,000	2,209

Description	Face Amount (000)	Value (000)
John Deere Capital MTN
2.800%, 09/18/17	$1,350	$1,450
Morgan Stanley MTN
5.550%, 04/27/17	970	1,001
New York Life Global Funding (A)
4.600%, 04/15/13	1,600	1,647
Total Financial Services		6,838
Food, Beverage & Tobacco — 0.6%
Coca-Cola (A)
3.300%, 09/01/21	1,000	1,100
PepsiCo
3.100%, 01/15/15	250	264
Total Food, Beverage & Tobacco		1,364
Household Products — 1.2%
Procter & Gamble
1.375%, 08/01/12	2,500	2,500
Total Household Products		2,500
Industrials — 0.5%
Praxair
2.125%, 06/14/13	1,100	1,115
Total Industrials		1,115
Insurance — 1.0%
American International Group
4.875%, 06/01/22	2,000	2,129
Total Insurance		2,129
Medical Products & Services — 0.8%
Humana
7.200%, 06/15/18	1,425	1,724
Total Medical Products & Services		1,724
Oil Exploration & Production — 0.4%
Anadarko Petroleum
5.000%, 10/01/12	850	854
Total Oil Exploration & Production		854
Retail — 0.8%
Target
5.375%, 05/01/17	1,000	1,195
Yum! Brands
6.250%, 04/15/16	500	582
Total Retail		1,777

Schedules of Investments	July 31, 2012 (Unaudited)

Core Bond Fund (Formerly Strategic Income Bond Fund) (continued)

Description	Face Amount (000)	Value (000)
Telephones & Telecommunication — 1.9%
AT&T
5.800%, 02/15/19	$2,800	$3,480
GTE
6.840%, 04/15/18	445	551
Total Telephones & Telecommunication		4,031
Transportation Services — 1.5%
CSX
3.700%, 10/30/20	2,000	2,153
United Parcel Service
3.875%, 04/01/14	1,000	1,060
Total Transportation Services		3,213
Total Corporate Bonds (Cost $43,380 (000))		46,708
Municipal Bonds — 20.1%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,183
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	2,024
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,162
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,157
City of Austin Texas, RB
5.086%, 11/15/25	500	569
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,685
City of Dallas Texas, GO
4.660%, 02/15/24	1,000	1,152
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,182
4.489%, 02/15/20	500	588
4.389%, 02/15/19	500	585
City of Lafayette, Louisiana, Ser A, RB
7.230%, 03/01/34	1,000	1,078
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	1,500	1,633
Clark County School District Finance, RB
5.200%, 06/01/26	2,000	2,237
County of Cumberland North Carolina, RB
6.100%, 11/01/25	1,000	1,170
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,201
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,236

Description	Face Amount (000)/Shares	Value (000)
County of St. Louis, Missouri, RB
5.200%, 12/01/28	$2,000	$2,150
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	1,000	1,060
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,178
5.391%, 07/01/20	400	470
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,740
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,170
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO
5.250%, 09/01/26	1,830	2,079
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
6.080%, 12/15/25	2,500	2,994
Macomb Interceptor Drain District, Michigan, GO
4.250%, 05/01/21	1,500	1,662
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,122
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,757
Rollins College, RB
5.750%, 12/01/20	1,500	1,741
State of California, GO
5.250%, 08/01/38	1,000	1,102
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	1,017
State of Mississippi, GO
1.351%, 11/01/17	1,000	998
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,162
Total Municipal Bonds (Cost $38,533 (000))		43,244
Exchange Traded Funds — 10.3%
iShares iBoxx High Yield Fund	108,000	9,904
iShares iBoxx Investment Grade Corporate Bond Fund	100,685	12,211
Total Exchange Traded Funds (Cost $19,417 (000))		22,115

Schedules of Investments

Core Bond Fund (Formerly Strategic Income Bond Fund) (concluded)

Description	Face Amount (000)/Shares	Value (000)
U.S. Government Agency Obligations — 6.7%
FFCB
5.540%, 11/07/16	$1,500	$1,802
4.450%, 06/01/15	2,500	2,784
FHLB
5.000%, 12/09/16	1,000	1,183
2.750%, 03/13/15	1,750	1,857
FHLMC
5.250%, 04/18/16	1,000	1,172
FNMA
5.000%, 02/13/17	500	593
1.000%, 09/21/15	5,000	5,004
Total U.S. Government Agency Obligations (Cost $13,320 (000))		14,395
Cash Equivalents (C) — 5.4%
Hancock Horizon Government Money Market Fund, Institutional Class Shares, 0.010% (D)	10,259,285	10,259
SEI Daily Income Prime Obligation Fund, Cl A, 0.060%	1,450,561	1,451
Total Cash Equivalents (Cost $11,710 (000))		11,710
U.S. Treasury Obligations — 3.3%
U.S. Treasury Notes
2.000%, 11/15/21	1,000	1,052
0.250%, 01/31/14	6,000	6,003
Total U.S. Treasury Obligations (Cost $7,015 (000))		7,055
Total Investments — 100.1% (Cost $201,102 (000))		$215,451

Percentages are based on net assets of $215,342 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2012, the value of these securities amounted to $7,060 (000s), representing 3.3% of the net assets.
(B)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2012.
(C)	The rate reported is the 7-day effective yield as of July 31, 2012.
(D)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended July 31, 2012 were as follows:

Balance of Shares Held as of 7/31/2012	Value of Shares Held as of 7/31/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
10,259,285	$10,259	$—	$—

AGM — Assured Guaranty Municipal

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2012 (Unaudited)

Value Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.

Description	Shares	Value (000)
Common Stock — 99.2%
Aerospace & Defense — 2.8%
Northrop Grumman	30,000	$1,986
Raytheon	46,000	2,552
Total Aerospace & Defense		4,538
Automotive — 1.2%
Ford Motor	210,000	1,941
Total Automotive		1,941
Banks — 13.6%
BB&T	83,000	2,604
Capital One Financial	45,000	2,542
East West Bancorp	108,000	2,354
Fifth Third Bancorp	179,000	2,474
Morgan Stanley	133,000	1,817
Northern Trust	53,000	2,406
PNC Financial Services Group	41,000	2,423
US Bancorp	85,000	2,848
Wells Fargo	74,000	2,502
Total Banks		21,970
Cable/Media — 3.2%
AMC Networks, Cl A *	59,000	2,558
CBS, Cl B	80,000	2,677
Total Cable/Media		5,235
Chemicals — 3.0%
Cabot	52,000	2,028
Eastman Chemical	54,000	2,823
Total Chemicals		4,851

Description	Shares	Value (000)
Computers & Services — 2.4%
Corning	183,000	$2,088
EMC *	68,000	1,782
Total Computers & Services		3,870
Drug Retail — 1.4%
CVS Caremark	51,000	2,308
Total Drug Retail		2,308
Electrical Utilities — 3.0%
Consolidated Edison	42,000	2,709
Entergy	30,000	2,180
Total Electrical Utilities		4,889
Electronic Components & Equipment — 2.4%
Arrow Electronics *	53,000	1,789
Avnet *	67,000	2,110
Total Electronic Components & Equipment		3,899
Engineering Services — 2.5%
KBR	72,000	1,889
URS	60,000	2,104
Total Engineering Services		3,993
Entertainment — 1.6%
Walt Disney	52,000	2,555
Total Entertainment		2,555
Financial Services — 4.4%
Ameriprise Financial	44,000	2,275
Discover Financial Services	79,000	2,841
NASDAQ OMX Group	87,000	1,975
Total Financial Services		7,091
Food, Beverage & Tobacco — 4.8%
Beam	45,000	2,830
Coca-Cola Enterprises	87,000	2,551
Lorillard	19,000	2,444
Total Food, Beverage & Tobacco		7,825
Gas Utilities — 1.8%
Sempra Energy	42,000	2,957
Total Gas Utilities		2,957
Household Products — 1.4%
Energizer Holdings	28,000	2,177
Total Household Products		2,177

Schedules of Investments

Value Fund (continued)

Description	Shares	Value (000)
Industrials — 1.5%
Carlisle	49,000	$2,474
Total Industrials		2,474
Information Technology — 1.4%
CA	91,000	2,191
Total Information Technology		2,191
Insurance — 12.0%
ACE	34,000	2,499
Allstate	60,000	2,058
American Financial Group	64,000	2,413
Chubb	36,000	2,617
Everest Re Group	27,000	2,746
Prudential Financial	42,000	2,028
Torchmark	51,000	2,537
WR Berkley	67,000	2,454
Total Insurance		19,352
Leasing & Renting — 1.5%
Rent-A-Center, Cl A	66,000	2,347
Total Leasing & Renting		2,347
Machinery — 3.2%
AGCO *	46,000	2,017
Kennametal	39,000	1,439
Timken	49,000	1,774
Total Machinery		5,230
Managed Health Care — 1.7%
UnitedHealth Group	55,000	2,810
Total Managed Health Care		2,810
Medical Products & Services — 1.4%
Omnicare	73,000	2,293
Total Medical Products & Services		2,293
Metals & Mining — 1.3%
Reliance Steel & Aluminum	42,000	2,162
Total Metals & Mining		2,162

Description	Shares	Value (000)
Office Electronics — 1.3%
Xerox	300,000	$2,079
Total Office Electronics		2,079
Paper & Paper Products — 1.7%
International Paper	86,000	2,822
Total Paper & Paper Products		2,822
Petroleum & Fuel Products — 5.5%
Apache	21,000	1,809
Chevron	26,000	2,849
Marathon Oil	81,000	2,144
Occidental Petroleum	23,000	2,002
Total Petroleum & Fuel Products		8,804
Petroleum Refining — 2.8%
Hess	39,000	1,839
Marathon Petroleum	57,000	2,696
Total Petroleum Refining		4,535
Pharmaceuticals — 3.4%
McKesson	29,000	2,631
Pfizer	115,000	2,765
Total Pharmaceuticals		5,396
Retail — 3.4%
Foot Locker	99,000	3,269
Macy’s	62,000	2,222
Total Retail		5,491
Semi-Conductors & Instruments — 3.0%
Jabil Circuit	120,000	2,604
Kla-Tencor	45,000	2,291
Total Semi-Conductors & Instruments		4,895
Telephones & Telecommunication — 4.6%
AT&T	74,000	2,806
CenturyLink	52,000	2,160
Harris	58,000	2,416
Total Telephones & Telecommunication		7,382
Total Common Stock (Cost $147,050 (000))		160,362

Schedules of Investments	July 31, 2012 (Unaudited)

Value Fund (concluded)

Description	Shares	Value (000)
Cash Equivalent (A)(B) — 0.9%
Hancock Horizon Government Money Market Fund, Institutional Class Shares, 0.010%	1,427,428	$1,427
Total Cash Equivalent (Cost $1,427 (000))		1,427
Total Investments — 100.1% (Cost $148,477 (000))		$161,789

Percentages are based on net assets of $161,681 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2012.
(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which are distributed by an affiliate of the Fund’s distributor. The Fund invests in the Government Money Market Fund for cash management purposes as a daily sweep vehicle. Transactions with affiliated companies during the six months ended July 31, 2012 are as follows:

Balance of Shares Held as of 7/31/12	Value of Shares Held as of 7/31/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
1,427,428	$1,427	$—	$—

Cl — Class

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Growth Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.

Description	Shares	Value (000)
Common Stock — 98.5%
Aerospace & Defense — 1.4%
Triumph Group	26,000	$1,626
Total Aerospace & Defense		1,626
Agriculture — 1.5%
CF Industries Holdings	9,000	1,762
Total Agriculture		1,762
Broadcasting, Newspapers and Advertising — 2.8%
Discovery Communications, Cl A *	31,000	1,570
Scripps Networks Interactive, Cl A	30,000	1,615
Total Broadcasting, Newspapers and Advertising		3,185
Cable/Media — 3.7%
Comcast, Cl A	39,000	1,269
DIRECTV, Cl A *	25,000	1,242
Time Warner Cable	20,000	1,699
Total Cable/Media		4,210
Chemicals — 4.0%
Albemarle	26,000	1,514
EI Du Pont de Nemours	27,000	1,342
PPG Industries	16,000	1,751
Total Chemicals		4,607
Computer Software — 1.5%
Synopsys *	56,000	1,696
Total Computer Software		1,696

Description	Shares	Value (000)
Computers & Services — 9.4%
Alliance Data Systems *	16,000	$2,080
Apple	3,000	1,832
International Business Machines	10,000	1,960
Microsoft	56,000	1,650
QUALCOMM	27,000	1,612
Western Digital *	39,000	1,551
Total Computers & Services		10,685
Data Processing & Outsourced Services — 4.3%
Dun & Bradstreet	19,000	1,524
Equifax	35,000	1,639
Fiserv *	25,000	1,753
Total Data Processing & Outsourced Services		4,916
E-Commerce — 2.9%
Expedia	34,000	1,938
TripAdvisor *	37,000	1,384
Total E-Commerce		3,322
Entertainment — 1.3%
Viacom, Cl B	31,000	1,448
Total Entertainment		1,448
Financial Services — 3.8%
American Express	26,000	1,501
BlackRock, Cl A	9,000	1,532
Moody's	32,000	1,297
Total Financial Services		4,330
Food, Beverage & Tobacco — 4.6%
Hubbell, Cl B	23,000	1,892
Philip Morris International	12,000	1,097
Whole Foods Market	25,000	2,295
Total Food, Beverage & Tobacco		5,284
Home Improvement Retail — 1.7%
Home Depot	36,000	1,878
Total Home Improvement Retail		1,878
Industrials — 1.3%
Cummins	15,000	1,439
Total Industrials		1,439

Schedules of Investments	July 31, 2012 (Unaudited)

Growth Fund (continued)

Description	Shares	Value (000)
Insurance — 1.4%
Travelers	25,000	$1,566
Total Insurance		1,566
Machinery — 4.0%
Illinois Tool Works	29,000	1,576
Parker Hannifin	16,000	1,285
Valmont Industries	14,000	1,734
Total Machinery		4,595
Managed Health Care — 1.2%
Cigna	34,000	1,369
Total Managed Health Care		1,369
Manufacturing — 1.3%
Mead Johnson Nutrition, Cl A	20,000	1,459
Total Manufacturing		1,459
Medical Products & Services — 11.7%
Amgen	23,000	1,900
Cerner *	21,000	1,552
Covidien	31,000	1,732
DaVita *	18,000	1,772
Gilead Sciences *	33,000	1,793
Hologic *	76,000	1,407
Laboratory Corp of America Holdings *	17,000	1,430
ResMed	54,000	1,704
Total Medical Products & Services		13,290
Petroleum & Fuel Products — 4.5%
National Oilwell Varco	24,000	1,735
Oceaneering International	36,000	1,861
Oil States International *	21,000	1,527
Total Petroleum & Fuel Products		5,123
Pharmaceuticals — 3.7%
Abbott Laboratories	18,000	1,194
Eli Lilly	39,000	1,717
Watson Pharmaceuticals *	17,000	1,323
Total Pharmaceuticals		4,234

Description	Shares	Value (000)
Real Estate Investment Trust — 1.1%
Simon Property Group	8,000	$1,284
Total Real Estate Investment Trust		1,284
Retail — 13.6%
Bed Bath & Beyond *	18,000	1,097
Dollar Tree *	42,000	2,114
Panera Bread, Cl A *	10,000	1,575
PetSmart	24,000	1,587
Ross Stores	34,000	2,259
TJX	64,000	2,834
Under Armour, Cl A *	36,000	1,960
WW Grainger	10,000	2,048
Total Retail		15,474
Semi-Conductors & Instruments — 3.0%
Broadcom, Cl A	48,000	1,626
Intel	71,000	1,825
Total Semi-Conductors & Instruments		3,451
Telecommunication Services — 4.1%
eBay *	41,000	1,816
Google, Cl A *	2,000	1,266
NeuStar, Cl A *	46,000	1,629
Total Telecommunication Services		4,711
Transportation Services — 3.3%
JB Hunt Transport Services	28,000	1,541
Union Pacific	18,000	2,207
Total Transportation Services		3,748
Utilities — 1.4%
Ametek	51,000	1,581
Total Utilities		1,581
Total Common Stock (Cost $92,792 (000))		112,273

Schedules of Investments

Growth Fund (concluded)

Description	Shares	Value (000)
Cash Equivalent (A)(B) — 1.6%
Hancock Horizon Government Money Market Fund, Institutional Class Shares, 0.010%	1,817,879	$1,818
Total Cash Equivalent (Cost $1,818 (000))		1,818
Total Investments — 100.1% (Cost $94,610 (000))		$114,091

Percentages are based on net assets of $114,002 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2012.
(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which are distributed by an affiliate of the Fund’s distributor. The Fund invests in the Government Money Market Fund for cash management purposes as a daily sweep vehicle. Transactions with affiliated companies during the six months ended July 31, 2012 are as follows:

Balance of Shares Held as of 7/31/12	Value of Shares Held as of 7/31/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
1,817,879	$1,818	$—	$—

Cl — Class

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2012 (Unaudited)

Burkenroad Small Cap Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (4.3)%.

Description	Shares	Value (000)
Common Stock — 96.1%
Aerospace & Defense — 1.3%
HEICO	50,000	$1,784
Total Aerospace & Defense		1,784
Apparel & Textiles — 1.6%
Oxford Industries	50,000	2,162
Total Apparel & Textiles		2,162
Banks — 8.6%
First Financial Bankshares	65,000	2,242
International Bancshares	125,000	2,291
MidSouth Bancorp	11,116	159
Prosperity Bancshares	50,000	2,029
Renasant	39,000	690
Southside Bancshares	100,000	2,086
Teche Holding	5,000	191
Trustmark	90,000	2,176
Total Banks		11,864
Casinos & Gaming — 1.6%
Multimedia Games Holding *	150,000	2,123
Total Casinos & Gaming		2,123
Commercial Services — 3.1%
Stewart Enterprises, Cl A	250,000	1,708
Team *	80,000	2,491
Total Commercial Services		4,199
Computer Software — 1.7%
Manhattan Associates *	50,000	2,335
Total Computer Software		2,335

Description	Shares	Value (000)
Computers & Services — 0.7%
Adtran	45,000	$971
Total Computers & Services		971
Correctional Institutions — 1.7%
Geo Group *	100,000	2,312
Total Correctional Institutions		2,312
Electrical Utilities — 3.3%
Cleco	50,000	2,188
El Paso Electric	70,000	2,369
Total Electrical Utilities		4,557
Electronic Components & Equipment — 1.8%
Tech Data *	50,000	2,505
Total Electronic Components & Equipment		2,505
Engineering Services — 1.3%
MasTec *	110,000	1,756
Total Engineering Services		1,756
Financial Services — 1.5%
Ezcorp, Cl A *	65,000	1,462
Invesco Mortgage Capital	30,000	594
Total Financial Services		2,056
Food, Beverage & Tobacco — 5.0%
Cal-Maine Foods	60,000	2,264
Flowers Foods	49,500	1,058
National Beverage *	115,000	1,667
Sanderson Farms	50,000	1,842
Total Food, Beverage & Tobacco		6,831
Hotels & Lodging — 1.5%
Marriott Vacations Worldwide *	65,000	2,016
Total Hotels & Lodging		2,016
Household Products — 1.0%
Tupperware Brands	25,000	1,310
Total Household Products		1,310
Insurance — 4.8%
Amerisafe *	90,000	2,247
Infinity Property & Casualty	35,000	2,024
ProAssurance	25,000	2,239
Total Insurance		6,510

Schedules of Investments

Burkenroad Small Cap Fund (concluded)

Description	Shares	Value (000)
Leasing & Renting — 1.3%
Aaron’s	60,000	$1,760
Total Leasing & Renting		1,760
Machinery — 2.5%
Alamo Group	70,000	2,004
Sun Hydraulics	65,000	1,468
Total Machinery		3,472
Manufacturing — 1.8%
AZZ	80,000	2,457
Total Manufacturing		2,457
Medical Products & Services — 7.9%
ArthroCare *	70,000	2,071
Computer Programs & Systems	37,000	1,831
Cyberonics *	55,000	2,382
US Physical Therapy	90,000	2,310
WellCare Health Plans *	35,000	2,269
Total Medical Products & Services		10,863
Paper & Paper Products — 4.4%
Neenah Paper	90,000	2,417
Rock-Tenn, Cl A	20,000	1,164
Schweitzer-Mauduit International	35,000	2,384
Total Paper & Paper Products		5,965
Petroleum & Fuel Products — 9.8%
Approach Resources *	55,000	1,452
Gulf Island Fabrication	80,000	2,225
Hornbeck Offshore Services *	60,000	2,541
OYO Geospace *	25,000	2,370
SEACOR Holdings *	25,000	2,124
Stone Energy *	70,000	1,838
Superior Energy Services *	35,000	758
Total Petroleum & Fuel Products		13,308
Petroleum Refining — 1.9%
Western Refining	110,000	2,588
Total Petroleum Refining		2,588
Real Estate Investment Trusts — 1.6%
EastGroup Properties	40,000	2,139
Total Real Estate Investment Trusts		2,139

Description	Shares	Value (000)
Retail — 19.2%
AFC Enterprises *	120,000	$2,651
Brinker International	60,000	1,945
Carter’s *	37,000	1,875
Conn’s *	130,000	2,320
DXP Enterprises *	55,000	2,431
Francesca’s Holdings *	80,000	2,513
H&E Equipment Services *	150,000	2,118
Hibbett Sports *	38,000	2,309
Pier 1 Imports	130,000	2,144
Pool	55,000	2,027
Sally Beauty Holdings *	65,000	1,717
Susser Holdings *	60,000	2,166
Total Retail		26,216
Telecommunication Services — 2.8%
EarthLink	220,000	1,507
Web.com Group *	150,000	2,325
Total Telecommunication Services		3,832
Transportation Services — 2.4%
International Shipholding	100,000	1,848
Landstar System	28,000	1,383
Total Transportation Services		3,231
Total Common Stock (Cost $111,263 (000))		131,122
Cash Equivalents (A) — 8.2%
Hancock Horizon Government Money Market Fund, Institutional Class Shares, 0.010% (B)	6,591,883	6,592
SEI Daily Income Prime Obligation Fund, Cl A, 0.060%	4,566,907	4,567
Total Cash Equivalents (Cost $11,159 (000))		11,159
Total Investments — 104.3% (Cost $122,422 (000))		$142,281

Percentages are based on net assets of $136,387 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2012.
(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended July 31, 2012 were as follows:

Balance of Shares Held as of 7/31/2012	Value of Shares Held as of 7/31/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
6,591,883	$6,592	$—	$—

Cl — Class

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2012 (Unaudited)

Quantitative Long/Short Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 5.5% and securities sold short of (11.7)%.

Description	Shares	Value (000)
Common Stock — 100.1%
Advertising Agencies — 0.7%
Interpublic Group	39,700	$392
Total Advertising Agencies		392
Aerospace & Defense — 2.6%
GenCorp *	36,310	307
Lockheed Martin (1)	5,540	495
Triumph Group (1)	9,040	565
Total Aerospace & Defense		1,367
Agriculture — 1.0%
CF Industries Holdings (1)	2,770	543
Total Agriculture		543
Airlines — 1.9%
Alaska Air Group *,(1)	14,340	500
Southwest Airlines	55,630	511
Total Airlines		1,011
Automotive — 0.5%
Thor Industries	9,430	271
Total Automotive		271
Banks — 8.4%
BancorpSouth	37,710	546
Capital One Financial	8,930	504
Community Bank System	17,290	476
East West Bancorp (1)	22,180	484
Huntington Bancshares	61,060	379
International Bancshares	13,310	244
PacWest Bancorp	19,410	445
Regions Financial	78,530	547

Description	Shares	Value (000)
UMB Financial	10,650	$512
Wilshire Bancorp *	47,700	302
Total Banks		4,439
Beauty Products — 0.9%
Estee Lauder, Cl A	9,640	505
Total Beauty Products		505
Cable/Media — 1.1%
CBS, Cl B (1)	17,610	589
Total Cable/Media		589
Casinos & Gaming — 0.7%
Multimedia Games Holding *	27,830	394
Total Casinos & Gaming		394
Chemicals — 3.3%
Ashland	4,310	303
Cytec Industries	8,760	539
NewMarket	2,330	536
PPG Industries	3,680	403
Total Chemicals		1,781
Computer & Services — 0.6%
Insight Enterprises *	19,260	323
Total Computer & Services		323
Computer Software — 3.2%
Cadence Design Systems *	46,590	569
Fair Isaac	16,260	704
Netscout Systems *	19,510	456
Total Computer Software		1,729
Computers & Services — 5.6%
Alliance Data Systems *	4,480	582
Cisco Systems (1)	26,370	421
Diebold	9,980	323
Fidelity National Information Services (1)	16,310	513
International Business Machines (1)	2,820	553
Total System Services (1)	24,960	590
Total Computers & Services		2,982
Consulting Services — 0.9%
Towers Watson, Cl A	8,260	484
Total Consulting Services		484

Schedules of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Consumer Electronics — 0.6%
Harman International Industries	7,990	$322
Total Consumer Electronics		322
Containers & Packaging — 0.9%
Myers Industries	27,730	456
Total Containers & Packaging		456
Data Processing & Outsourced Services — 1.0%
Fiserv *	7,850	550
Total Data Processing & Outsourced Services		550
Drug Retail — 1.0%
CVS Caremark (1)	12,084	547
Total Drug Retail		547
E-Commerce — 0.6%
Expedia	6,000	342
Total E-Commerce		342
Electrical Utilities — 1.1%
Cleco	13,530	592
Total Electrical Utilities		592
Electronic Components & Equipment — 2.2%
Avnet *,(1)	11,650	367
MTS Systems	9,980	434
Tech Data *	7,940	397
Total Electronic Components & Equipment		1,198
Engineering Services — 0.7%
URS	11,070	388
Total Engineering Services		388
Financial Services — 1.2%
Discover Financial Services (1)	17,150	617
Total Financial Services		617
Food, Beverage & Tobacco — 3.1%
Cal-Maine Foods	14,430	544
Hubbell, Cl B	7,150	588
Kroger (1)	23,000	510
Total Food, Beverage & Tobacco		1,642
Home Furnishings — 0.6%
La-Z-Boy, Cl Z *	26,940	322
Total Home Furnishings		322

Description	Shares	Value (000)
Household Products — 0.9%
Whirlpool	7,430	$502
Total Household Products		502
Human Resource & Employment Services — 0.6%
TrueBlue *	21,000	320
Total Human Resource & Employment Services		320
Industrials — 2.6%
Cummins (1)	5,580	535
Textron	21,080	549
Tyco International	5,820	320
Total Industrials		1,404
Information Technology — 0.7%
CA	16,000	385
Total Information Technology		385
Insurance — 3.7%
American Financial Group (1)	13,510	509
Everest Re Group	4,990	508
ProAssurance	4,440	398
Protective Life	19,470	543
Total Insurance		1,958
Machinery — 3.6%
AGCO *,(1)	11,490	504
Barnes Group	20,280	484
Robbins & Myers	11,710	537
Timken	11,480	415
Total Machinery		1,940
Managed Health Care — 0.9%
UnitedHealth Group (1)	9,080	464
Total Managed Health Care		464
Manufacturing — 1.8%
Eaton	8,380	367
EnerSys *	16,860	576
Total Manufacturing		943
Medical Products & Services — 5.5%
Amgen (1)	7,350	607
Bio-Reference Labs *	18,860	467
Cambrex *	32,860	303
Life Technologies *	11,870	521
Omnicare (1)	15,530	488
ResMed (1)	17,750	560
Total Medical Products & Services		2,946

Schedules of Investments	July 31, 2012 (Unaudited)

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Paper & Paper Products — 0.4%
Wausau Paper	25,000	$212
Total Paper & Paper Products		212
Petroleum & Fuel Products — 3.2%
Chevron (1)	5,744	629
Helix Energy Solutions Group *	31,770	568
Marathon Oil (1)	20,040	531
Total Petroleum & Fuel Products		1,728
Petroleum Refining — 2.5%
Exxon Mobil	6,790	590
Murphy Oil	11,110	596
Phillips 66 (1)	3,605	135
Total Petroleum Refining		1,321
Pharmaceuticals — 4.3%
Abbott Laboratories (1)	7,490	497
Eli Lilly	5,390	237
Merck	13,940	616
Pfizer (1)	25,350	609
Watson Pharmaceuticals *	4,080	318
Total Pharmaceuticals		2,277
Retail — 16.6%
Ascena Retail Group *,(1)	26,310	483
Bed Bath & Beyond *,(1)	7,280	444
Bob Evans Farms	14,200	547
Brinker International (1)	15,030	487
Brown Shoe	19,500	268
Cato, Cl A	14,000	392
Cracker Barrel Old Country Store	9,430	591
Foot Locker (1)	17,150	566
Hot Topic	49,320	501
HSN	10,500	445
Macy’s (1)	16,030	575
Movado Group	14,970	351
Papa John’s International *	11,400	581
PetSmart (1)	8,970	593
Polaris Industries	8,100	609
Ross Stores	6,640	441
Spartan Stores	13,680	235
TJX	15,950	706
Total Retail		8,815

Description	Shares	Value (000)
Semi-Conductors & Instruments — 4.6%
Exar *	22,180	$164
FEI	10,650	508
Intel (1)	16,650	428
Kla-Tencor	10,680	544
Kulicke & Soffa Industries *,(1)	56,350	624
MKS Instruments	7,540	199
Total Semi-Conductors & Instruments		2,467
Telephones & Telecommunication — 1.8%
AT&T	11,700	444
Verizon Communications (1)	11,650	526
Total Telephones & Telecommunication		970
Transportation Services — 2.0%
Con-way	15,800	563
FedEx	5,740	518
Total Transportation Services		1,081
Total Common Stock (Cost $47,926 (000))		53,519
Cash Equivalents (A) — 6.1%
AIM Short-Term Investment Money Market, 0.070%	1,378,679	1,379
Federated Prime Obligations Fund, Cl I, 0.160%	1,111,023	1,111
SEI Daily Income Prime Obligation Fund, Cl A, 0.060%	783,910	784
Total Cash Equivalents (Cost $3,274 (000))		3,274
Total Investments — 106.2% (Cost $51,200 (000))		$56,793
Securities Sold Short — (11.7)%
Common Stock — (11.7)%
Aerospace & Defense — (0.6)%
Esterline Technologies *	(2,630)	(154)
Rockwell Collins	(3,380)	(171)
Total Aerospace & Defense		(325)
Agriculture — (0.3)%
Scotts Miracle-Gro, Cl A	(3,970)	(158)
Total Agriculture		(158)
Banks — (0.3)%
First Niagara Financial Group	(21,796)	(165)
Total Banks		(165)

Schedules of Investments

Quantitative Long/Short Fund (concluded)

Description	Shares	Value (000)
Building & Construction — (0.6)%
AAON	(8,780)	$ (161)
Simpson Manufacturing	(5,620)	(136)
Total Building & Construction		(297)
Computer Software — (0.3)%
Interactive Intelligence Group *	(5,900)	(154)
Total Computer Software		(154)
Computers & Services — (0.3)%
ViaSat *	(4,450)	(170)
Total Computers & Services		(170)
Electric Utilities — (0.3)%
Exelon	(4,420)	(173)
Total Electric Utilities		(173)
Electronic Components & Equipment — (0.3)%
Cognex	(5,240)	(177)
Total Electronic Components & Equipment		(177)
Entertainment & Gaming — (0.3)%
Take-Two Interactive Software *	(17,630)	(155)
Total Entertainment & Gaming		(155)
Food, Beverage & Tobacco — (0.3)%
JM Smucker	(2,200)	(169)
Total Food, Beverage & Tobacco		(169)
Gas & Natural Gas — (0.7)%
New Jersey Resources	(3,820)	(175)
South Jersey Industries	(3,270)	(173)
Total Gas & Natural Gas		(348)
Machinery — (0.7)%
Kaydon	(7,790)	(164)
Pentair	(4,370)	(192)
Total Machinery		(356)
Manufacturing — (0.3)%
II-VI*	(10,010)	(174)
Total Manufacturing		(174)
Metals & Mining — (0.5)%
AM Castle*	(15,870)	(116)
Olympic Steel	(10,150)	(159)
Total Metals & Mining		(275)

Description	Shares	Value (000)
Petroleum & Fuel Products — (3.3)%
Cimarex Energy	(3,020)	$(171)
Comstock Resources*	(10,560)	(171)
FMC Technologies*	(4,250)	(192)
Lufkin Industries	(3,070)	(142)
Noble	(5,180)	(192)
Northern Oil and Gas*	(10,470)	(165)
Petroquest Energy*	(37,030)	(204)
SM Energy	(3,400)	(160)
Southwestern Energy*	(5,210)	(173)
Tidewater	(3,590)	(174)
Total Petroleum & Fuel Products		(1,744)
Retail — (1.4)%
Fossil*	(2,180)	(157)
Lawson Products	(4,000)	(39)
Maidenform Brands*	(8,360)	(176)
Peet’s Coffee & Tea*	(2,850)	(215)
Tiffany	(3,150)	(173)
Total Retail		(760)
Semi-Conductors & Instruments — (0.6)%
Hittite Microwave*	(3,260)	(165)
International Rectifier*	(8,450)	(144)
Total Semi-Conductors & Instruments		(309)
Telecommunication Services — (0.3)%
comScore*	(10,120)	(156)
Total Telecommunication Services		(156)
Waste Disposal — (0.3)%
Clean Harbors*	(2,940)	(178)
Total Waste Disposal		(178)
Total Common Stock (Proceeds $(6,398))		(6,243)
Total Securities Sold Short — (11.7)%
(Proceeds $(6,398))		$(6,243)

Percentages are based on Net Assets of $53,472 (000).

*	Non-income producing security.
(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(A)	The rate shown is the 7-day effective yield as of July 31, 2012.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2012 (Unaudited)

Diversified International Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.3)%.

Description	Shares	Value (000)
Common Stock — 92.5%
Australia — 2.4%
BHP Billiton ADR	89,500	$5,937
Total Australia		5,937
Austria — 4.6%
Conwert Immobilien Invest *	253,600	2,864
Erste Group Bank	130,000	2,351
Schoeller-Bleckmann Oilfield Equipment	73,830	6,205
Total Austria		11,420
Bermuda — 2.4%
Everest Re Group	57,200	5,817
Total Bermuda		5,817
Brazil — 6.9%
Amil Participacoes	745,000	7,161
Banco Bradesco ADR	251,083	3,852
Banco do Brasil	387,900	4,096
Petroleo Brasileiro ADR	95,000	1,865
Total Brazil		16,974
Canada — 1.3%
Rogers Communications, Cl B	79,300	3,109
Total Canada		3,109
China — 8.6%
Anhui Conch Cement, Cl H	1,384,000	3,616
China Oilfield Services, Cl H	3,007,200	4,607
China Shipping Container Lines, Cl H *	11,399,000	2,769
Industrial & Commercial Bank of China, Cl H	4,491,000	2,561

Description	Shares	Value (000)
China (continued)
Mindray Medical International ADR	141,100	$4,205
Weichai Power, Cl H	1,217,000	3,669
Total China		21,427
Colombia — 2.0%
Bancolombia ADR	80,200	4,960
Total Colombia		4,960
Czech Republic — 1.1%
Komercni Banka	16,600	2,816
Total Czech Republic		2,816
France — 0.6%
Societe Generale	65,468	1,442
Total France		1,442
Hong Kong — 2.2%
Orient Overseas International	969,200	5,496
Total Hong Kong		5,496
India — 3.5%
ICICI Bank ADR	247,800	8,579
Total India		8,579
Ireland — 5.3%
ICON ADR *	212,100	5,118
Shire	275,800	7,950
Total Ireland		13,068
Israel — 0.4%
Ceragon Networks *	130,100	1,067
Total Israel		1,067
Japan — 7.7%
Denso	176,200	5,616
Hitachi	812,000	4,789
Nippon Steel	1,439,000	2,872
Secom	126,300	5,845
Total Japan		19,122
Netherlands — 6.3%
Core Laboratories	86,700	9,672
KONINKLIJKE KPN	214,000	1,758
Royal Dutch Shell, Cl A	119,552	4,076
Total Netherlands		15,506

Schedules of Investments

Diversified International Fund (concluded)

Description	Shares	Value (000)
Norway — 5.6%
DNB	556,100	$5,851
Norsk Hydro	807,000	3,284
StatoilHydro ADR	197,400	4,696
Total Norway		13,831
Panama — 1.6%
Carnival	119,900	3,990
Total Panama		3,990
Singapore — 1.0%
United Industrial	1,209,900	2,572
Total Singapore		2,572
South Korea — 4.0%
Hanjin Shipping	127,558	1,610
Hyundai Mobis	18,746	4,925
POSCO ADR	42,600	3,388
Total South Korea		9,923
Spain — 0.3%
Amadeus IT Holding, Cl A	29,000	627
Total Spain		627
Sweden — 3.2%
Getinge, Cl B	272,700	7,810
Total Sweden		7,810
Switzerland — 6.1%
Credit Suisse Group ADR	141,100	2,407
Novartis ADR	70,100	4,109
Roche Holding	28,600	5,069
Transocean	74,700	3,498
Total Switzerland		15,083
Taiwan — 1.8%
Advanced Semiconductor Engineering ADR	1,178,995	4,492
Total Taiwan		4,492
Turkey — 2.3%
Akbank	1,017,900	3,830
Turkiye Garanti Bankasi	478,700	1,865
Total Turkey		5,695

Description	Shares	Value (000)
United Kingdom — 11.3%
ARM Holdings ADR	433,100	$11,253
Diageo	281,332	7,515
HSBC Holdings	396,482	3,310
Rio Tinto ADR	129,100	5,966
Total United Kingdom		28,044
Total Common Stock (Cost $232,248 (000))		228,807
Exchange Traded Funds — 4.8%
iShares MSCI EAFE Index Fund	165,900	8,295
iShares MSCI United Kingdom Index Fund	225,000	3,697
Exchange Traded Funds (Cost $12,874 (000))		11,992
Cash Equivalents (A) — 3.0%
Dreyfus Government Cash Management, 0.000%	4,517,705	4,518
Hancock Horizon Government Money Market Fund, Institutional Class Shares, 0.010% (B)	2,934,926	2,935
Total Cash Equivalents (Cost $7,453 (000))		7,453
Total Investments — 100.3% (Cost $252,575 (000))		$248,252

Percentages are based on net assets of $247,521 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2012.
(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended July 31, 2012 were as follows:

Balance of Shares Held as of 7/31/2012	Value of Shares Held as of 7/31/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
2,934,926	$2,935	$—	$—

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

MSCI — Morgan Stanley Capital International

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2012 (Unaudited)

Louisiana Tax-free Income Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.9)%.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 92.9%
Alabama — 2.1%
Birmingham Water Works Board, Ser A, RB Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$339
Total Alabama		339
District of Columbia — 0.7%
Metropolitan Washington, Airports Authority, Ser C, RB Callable 10/01/18 @ 100
5.125%, 10/01/39	100	111
Total District of Columbia		111
Louisiana — 79.2%
Ascension Parish School Board, GO Callable 03/01/22 @ 100
3.750%, 03/01/30	600	635
Callable 03/01/22 @ 100
3.250%, 03/01/26	305	314
Bienville Parish, GO Callable 03/01/20 @ 100
4.000%, 03/01/29	180	200
Caddo-Bossier Parishes, Port Commission Project, RB Callable 04/01/21 @ 100
5.125%, 04/01/37	100	110
Calcasieu Parish Public Trust Authority, RB, AGM Callable 05/01/22 @ 100
4.750%, 05/01/33	250	270
City of Baton Rouge, Ser A-2, RB, AGM Callable 08/01/18 @ 100
4.250%, 08/01/32	100	107

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Desoto Parish School Board, RB Callable 05/01/22 @ 100
3.500%, 05/01/32	$370	$379
Callable 05/01/22 @ 100
3.375%, 05/01/29	255	265
Hammond, Area Recreation District No. 1 Project, RB, AGM Callable 04/01/18 @ 100
4.750%, 04/01/26	150	163
Jefferson Davis Parish, Road Sales Tax District No. 1 Project, RB Callable 02/01/18 @ 101
4.550%, 02/01/25	160	175
Kenner Consolidated Sewage District, RB, AGM Callable 11/01/21 @ 100
4.375%, 11/01/29	300	324
Lafayette Consolidated Government, RB Callable 11/01/20 @ 100
4.750%, 11/01/35	200	219
Lafayette Consolidated Government, RB, XLCA Callable 11/01/17 @ 100
5.250%, 11/01/31	150	161
Lafayette Parish Law Enforcement District, GO Callable 03/01/22 @ 100
3.250%, 03/01/32	280	286
Lafayette, Consolidated Government, Public Improvement Project, RB Callable 03/01/21 @ 100
5.000%, 03/01/29	200	231
Lafayette, Public Trust Financing Authority, Ragin Cajun Facilities Inc. Project, RB Callable 10/01/19 @ 100
6.000%, 10/01/38	100	113
Lafayette, Public Trust Financing Authority, Ragin Cajun Facilities Inc. Project, RB, NATL-RE Callable 10/01/12 @ 102
5.000%, 10/01/32	75	77
Livingston Parish School District No. 22, GO, AGM Callable 03/01/22 @ 100
4.400%, 03/01/31	300	326
Livingston Parish Sewer District No. 2, RB, AGC Callable 03/01/14 @ 102
5.200%, 03/01/44	105	109
Louisiana Local Government Environmental Facilities & Community Development Authority, RB Callable 03/01/22 @ 100
4.000%, 03/01/42	250	253
Louisiana Public Facilities Authority, RB Callable 07/01/17 @ 100
4.500%, 07/01/37	400	398

Schedules of Investments

Louisiana Tax-free Income Fund (continued)

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana State, Gas & Fuels Tax Project, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/32	$100	$119
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	189
Louisiana State, University & Agricultural & Mechanical College, Health Sciences Center Project, RB, NATL-RE Callable 09/04/12 @ 100
6.375%, 05/01/31	200	200
Louisiana State, University & Agricultural & Mechanical College, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/35	100	111
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB Callable 12/01/21 @ 100
4.125%, 12/01/32	750	798
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC Callable 06/01/17 @ 100
4.500%, 12/01/47	100	102
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB Callable 04/01/19 @ 100
5.375%, 04/01/31	100	113
Louisiana, Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvements Project, RB, AMBAC Callable 05/01/17 @ 100
5.000%, 05/01/27	250	270
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM Callable 09/01/21 @ 100
4.625%, 09/01/41	300	320
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/41	325	351

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/40	$610	$682
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman's Hospital Foundation Project, Ser B, RB Callable 10/01/15 @ 100
6.000%, 10/01/40	125	132
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM Callable 07/01/21 @ 100
4.900%, 07/01/41	175	193
Louisiana, Public Facilities Authority, Franciscan Missionaries Project, RB Callable 07/01/19 @ 100
6.750%, 07/01/39	200	238
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE FGIC Callable 06/01/17 @ 100
5.500%, 06/01/41	25	27
Louisiana, Public Facilities Authority, Ochsner Clinic Foundation Project, Ser B, RB, Pre-Refunded @ 100
5.500%, 05/15/26 (A)	115	156
Louisiana, Public Facilities Authority, University of New Orleans Research & Technology Project, RB, NATL- RE Callable 09/01/16 @ 100
5.250%, 03/01/37	100	106
Plaquemines Parish, Ser A, RB Callable 03/01/20 @ 101
4.550%, 03/01/28	115	127
Rapides Parish School District No. 52 Pineville, GO Callable 04/01/22 @ 100
3.375%, 04/01/32	100	98
Callable 04/01/22 @ 100
3.250%, 04/01/31	200	195
Sabine Parish, Consolidated School District No. 20-South Sabine, GO Callable 03/01/19 @ 100
4.000%, 03/01/26	210	237

Schedules of Investments	July 31, 2012 (Unaudited)

Louisiana Tax-free Income Fund (concluded)

Description	Face Amount (000)	Value (000)
Louisiana (continued)
St. John Baptist Parish, Marathon Oil Corp. Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	$315	$332
St. Martin Parish, School District Project, GO, AGM Callable 03/01/21 @ 100
5.000%, 03/01/31	100	116
St. Mary Parish, RB Callable 03/01/20 @ 100
5.000%, 03/01/28	100	106
St. Tammany Parish Hospital Service District No. 2, GO Callable 03/01/22 @ 100
3.125%, 03/01/32	260	264
St. Tammany Parish, Sales Tax District No. 3 Project, RB, CIFG Callable 06/01/16 @ 101
5.000%, 06/01/31	200	213
State Tammany Parish Hospital Service District No. 2, GO Callable 03/01/22 @ 100
3.000%, 03/01/26	220	224
Tangipahoa Parish, Water District Project, RB, AMBAC Callable 04/01/17 @ 100
4.375%, 04/01/47	350	359
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB Callable 04/01/20 @ 100
5.000%, 04/01/28	150	162
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM Callable 04/01/21 @ 100
5.250%, 04/01/36	200	228
Town of Livingston Louisiana, RB Callable 08/01/21 @ 100
5.300%, 08/01/41	250	267
Zachary Community School District No. 1, GO Callable 03/01/22 @ 100
3.500%, 03/01/32	200	208
Total Louisiana		12,358
Massachusetts — 1.3%
Massachusetts Water Resources Authority, Ser A, RB Callable 08/01/16 @ 100
4.000%, 08/01/46	200	202
Total Massachusetts		202
Puerto Rico — 9.1%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB Callable 07/01/18 @ 100
5.125%, 07/01/47	250	264
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB Callable 07/01/15 @ 100
5.250%, 07/01/35	310	320

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico — 9.1%
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Callable 07/01/21 @ 100
6.000%, 07/01/40	$125	$138
Callable 07/01/21 @ 100
5.750%, 07/01/41	125	136
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB Callable 08/01/20 @ 100
6.000%, 08/01/39	100	116
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB, AGM Callable 08/01/20 @ 100
5.125%, 08/01/42	200	216
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	200	226
Total Puerto Rico		1,416
Virgin Islands — 0.5%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/39	70	73
Total Virgin Islands		73
Total Municipal Bonds (Cost $13,443 (000))		14,499
Cash Equivalent (B) — 8.0%
Federated Tax-Free Obligations Fund, 0.030%	1,242,500	1,243
Total Cash Equivalent (Cost $1,243 (000))		1,243
Total Investments — 100.9% (Cost $14,686 (000))		$15,742

Percentages are based on net assets of $15,603 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of July 31, 2012.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Mississippi Tax-free Income Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.5)%.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 90.8%
District of Columbia — 1.5%
District of Columbia, United Negro College Fund Project, RB
Callable 07/01/20 @ 100 6.875%, 07/01/40	$415	$497
Washington, Convention Center Authority, Ser A, RB, AMBAC
Callable 10/01/16 @ 100 4.500%, 10/01/30	110	111
Total District of Columbia		608
Massachusetts — 3.0%
Massachusetts Water Resources Authority, Ser A, RB
Callable 08/01/16 @ 100 4.000%, 08/01/46	1,200	1,213
Total Massachusetts		1,213
Mississippi — 69.4%
Canton Public School District, COP
Callable 09/01/20 @ 100 4.750%, 09/01/30	855	913
City of Batesville Mississippi, GO
Callable 07/01/17 @ 100 3.000%, 07/01/22	275	285
Clinton Public School District, GO
Callable 10/01/21 @ 100 2.750%, 10/01/28	200	212

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Gulfport Mississippi, Memorial Hospital at Gulfport Project, Ser A, RB
Callable 09/04/12 @ 100 5.750%, 07/01/31	$400	$401
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100 5.000%, 03/01/34	630	708
Mississippi Business Finance, Ser A, RB
Callable 05/01/19 @ 100 5.000%, 05/01/37	150	163
Mississippi Home, Ser A, RB, GNMA FNMA FHLMC
Callable 06/01/20 @ 100 4.550%, 12/01/31	65	69
Mississippi Hospital Equipment & Facilities Authority, Ser A, RB
Callable 08/15/17 @ 100 5.000%, 08/15/29	80	84
Mississippi State, Capital Improvement Project, Ser B, GO
Callable 12/01/17 @ 100 5.000%, 12/01/23	170	203
Mississippi, Development Bank, Attala County Project, RB
Callable 05/01/21 @ 100 5.750%, 05/01/36	120	134
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC
Callable 11/01/16 @ 100 4.650%, 11/01/27	1,440	1,510
Mississippi, Development Bank, Capital & Equipment Acquisition Project,
Ser A-2, RB, AMBAC 5.000%, 07/01/24	264	270
Mississippi, Development Bank, Capital & Equipment Project,
Ser A, RB, AMBAC 5.000%, 07/01/31	66	80
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100 4.500%, 12/01/30	100	115
Mississippi, Development Bank, Department of Corrections Project,
Ser D, RB 5.000%, 08/01/19	200	235

Schedules of Investments	July 31, 2012 (Unaudited)

Mississippi Tax-free Income Fund (continued)

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
Callable 08/01/20 @ 100 5.250%, 08/01/27	$250	$289
Callable 08/01/20 @ 100 5.000%, 08/01/22	200	232
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100 4.125%, 11/01/31	1,050	1,145
Mississippi, Development Bank, Greene County Regional Project, RB
4.250%, 04/01/21	250	277
4.125%, 04/01/20	200	221
Mississippi, Development Bank, Harrison County Coliseum Project,
Ser A, RB 5.250%, 01/01/24	200	250
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100 5.125%, 04/01/41	400	452
Callable 04/01/21 @ 100 4.200%, 04/01/24	400	448
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 10/01/19 @ 100 5.375%, 10/01/33	50	58
Mississippi, Development Bank, Jackson Public School District Building Project, RB, AGM
Callable 04/01/18 @ 100 5.375%, 04/01/28	250	280
Mississippi, Development Bank, Jackson Redevelopment Authority Project, Ser A, RB
Callable 06/01/21 @ 100 4.500%, 06/01/31	100	108
Mississippi, Development Bank, Jones County Junior College Project, RB, AGM
Callable 03/01/19 @ 100 5.125%, 03/01/39	250	280
Callable 03/01/19 @ 100 5.000%, 03/01/33	75	85

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100 5.500%, 04/01/30	$385	$443
Callable 04/01/21 @ 100 5.250%, 04/01/27	305	346
Callable 04/01/21 @ 100 5.125%, 04/01/26	50	56
Callable 04/01/21 @ 100 5.000%, 04/01/24	105	120
Callable 04/01/21 @ 100 3.250%, 04/01/28	535	543
Mississippi, Development Bank, Lauderdale County Bond Project, RB
Callable 04/01/19 @ 100 3.375%, 04/01/26	115	119
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM
Callable 07/01/17 @ 100 5.000%, 07/01/27	450	489
Mississippi, Development Bank, Lowndes County Project, RB, AGM
Callable 12/01/20 @ 100 5.000%, 12/01/25	100	115
Mississippi, Development Bank, Magnolia Regional Health Center Project,
Ser A, RB 4.500%, 10/01/18	550	609
Mississippi, Development Bank, Monroe County Hospital Project, RB
Callable 07/01/19 @ 100 5.000%, 07/01/26	285	309
Mississippi, Development Bank, Municipal Energy Agency Power Supply Project, RB, XLCA
Callable 03/01/16 @ 100 5.000%, 03/01/41	450	457
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100 4.000%, 12/01/31	930	986
Mississippi, Development Bank, RB, AMBAC
Callable 03/01/16 @ 100 5.000%, 03/01/22	175	194

Schedules of Investments

Mississippi Tax-free Income Fund (continued)

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Ser A, RB, AGM
Callable 10/01/21 @ 100 5.750%, 10/01/31	$710	$835
Mississippi, Development Bank, Tax Increment Financing Project, TA
Callable 05/01/19 @ 100 4.500%, 05/01/24	120	133
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100 3.500%, 03/01/32	500	508
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 07/01/20 @ 100 5.250%, 07/01/30	230	263
Mississippi, Development Bank, Water & Sewer Project, Ser A, RB, AGM
Callable 09/01/21 @ 100 4.500%, 09/01/34	950	1,033
Mississippi, Development Bank, Water & Sewer System Project, RB, AGM
Callable 09/01/14 @ 100 5.000%, 09/01/29	220	234
Callable 09/01/14 @ 100 5.000%, 09/01/34	100	106
Mississippi, Development Bank, West Rankin Utility Authority Project, RB, AGM
Callable 01/01/18 @ 100 5.000%, 01/01/28	600	659
Mississippi, Hospital Equipment & Facilities Authority, Health Services Project, Ser 1, RB
Callable 10/01/20 @ 100 5.000%, 10/01/39	565	622
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100 5.000%, 08/01/41	705	788
Mississippi, State University Educational Building, Residence Hall Construction Project, RB
Callable 08/01/19 @ 100 5.250%, 08/01/33	60	68
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100 4.500%, 04/01/31	500	574

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Ridgeland, Mississippi, Colony Park Project, TA
Callable 04/01/21 @ 100 6.375%, 04/01/31	$500	$547
State of Mississippi, Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100 5.000%, 10/01/36	1,500	1,749
Callable 10/01/21 @ 100 4.000%, 10/01/36	1,000	1,061
Callable 10/01/21 @ 100 3.750%, 10/01/31	910	976
University of Mississippi Educational Building, Student Housing Construction Project, Ser I, RB
Callable 10/01/16 @ 100 3.900%, 10/01/31	750	774
University of Mississippi Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100 4.000%, 06/01/41	2,165	2,238
University of Southern Mississippi, Campus Facilities Improvement Project, RB
Callable 09/01/19 @ 100 5.250%, 09/01/32	350	404
Callable 09/01/19 @ 100 5.125%, 09/01/29	415	479
Total Mississippi		28,344
Puerto Rico — 10.0%
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/22 @ 100 5.125%, 07/01/37	1,000	1,021
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGM
Callable 07/01/18 @ 100 5.125%, 07/01/47	150	159
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100 5.750%, 07/01/36	220	243
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/15 @ 100 5.250%, 07/01/35	180	186
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/21 @ 100 5.750%, 07/01/41	275	298

Schedules of Investments	July 31, 2012 (Unaudited)

Mississippi Tax-free Income Fund (concluded)

Description	Face Amount (000)	Value (000)
Puerto Rico (continued)
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, AGM
Callable 07/01/16 @ 100 6.000%, 07/01/33	$150	$169
Puerto Rico Commonwealth, Public Improvement Project, Ser C, GO
Callable 07/01/21 @ 100 5.750%, 07/01/36	350	384
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/20 @ 100 5.500%, 08/01/42	500	542
Puerto Rico Highway & Transportation Authority, Ser K, RB
Callable 07/01/15 @ 100 5.000%, 07/01/30	500	513
Puerto Rico Infrastructure Financing Authority,
Ser C, RB, AMBAC 5.500%, 07/01/23	500	566
Total Puerto Rico		4,081
Texas — 5.5%
City of Austin Texas Water & Wastewater System Revenue, RB
Callable 11/15/21 @ 100 5.000%, 11/15/41	500	574
City of Georgetown Texas, GO
Callable 08/15/21 @ 100 3.625%, 02/15/37	1,000	1,011
Harris County Texas, Ser C, RB
Callable 08/15/19 @ 100 5.000%, 08/15/33	300	343
North Texas, Municipal Water District Project, RB
Callable 09/01/18 @ 100 5.000%, 09/01/38	265	298
Total Texas		2,226

Description	Face Amount (000)/Shares	Value (000)
Virgin Islands — 1.4%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100 5.000%, 10/01/39	$350	$363
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Ser A, RB
Callable 10/01/20 @ 100 5.000%, 10/01/29	100	109
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB
Callable 10/01/20 @ 100 5.250%, 10/01/29	100	110
Total Virgin Islands		582
Total Municipal Bonds (Cost $34,274 (000))		37,054
Cash Equivalents (A) — 9.7%
Federated Tax-Free Obligations Fund, 0.030%	2,472,604	2,473
SEI Daily Income Trust Prime Obligations Fund, Cl A, 0.060%	1,510,328	1,510
Total Cash Equivalents (Cost $3,983 (000))		3,983
Total Investments — 100.5% (Cost $38,257 (000))		$41,037

Percentages are based on net assets of $40,847 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)

	Government Money Market Fund	Core Bond Fund
Assets:
Investments in securities at value (Cost $330,012 and $190,843, respectively)	$330,012	$205,192
Repurchase agreements at value (Cost $210,607 and $0, respectively)	210,607	—
Affiliated investments at value (Cost $0 and $10,259, respectively)	—	10,259
Receivable for capital shares sold	—	14
Receivable from Adviser	182	6
Receivable from Administrator	7	—
Shareholder servicing fees receivable	85	—
Distribution fees receivable	61	—
Accrued Income	49	1,300
Prepaid expenses	40	7

Total Assets	541,043	216,778

Liabilities:
Payable for investment securities purchased	—	1,000
Payable for capital shares redeemed	—	258
Payable due to Investment Adviser	173	109
Shareholder servicing fees payable	84	12
Payable for distribution fees	61	4
Payable due to Administrator	32	13
Payable due to Custodian	23	10
Payable due to Transfer Agent	4	4
Income distribution payable	4	—
Chief Compliance Officer fees payable	3	1
Other accrued expenses	19	25

Total Liabilities	403	1,436

Net Assets	$540,640	$215,342

Net Assets:
Paid-in-Capital	$540,670	$202,409
Distributions in excess of net investment income	(3)	(137)
Accumulated net realized loss on investments	(27)	(1,279)
Net unrealized appreciation on investments	—	14,349

Net Assets	$540,640	$215,342

Institutional Class Shares:
Net Assets	$114,016	$152,757
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	114,018,490	9,076,345
Net Asset Value Per Share	$1.00	$16.83

Institutional Sweep Class Shares:
Net Assets	$126,104	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	126,110,507	n/a
Net Asset Value Per Share	$1.00	n/a

Class A Shares:
Net Assets	$300,520	$55,889
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	300,538,293	3,327,691
Net Asset Value Per Share	$1.00	$16.80

Maximum Offering Price Per Share ($16.80 ÷ 96.00%)	n/a	$17.50

Class C Shares:
Net Assets	n/a	$6,696
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	396,755
Net Asset Value Per Share	n/a	$16.88

“n/a” designates the Fund does not offer this class.

Amounts designated as “—” are $0 or have been rounded to $0.

(1) Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)	As of July 31, 2012 (Unaudited)

	Value Fund	Growth Fund	Burkenroad Small Cap Fund
Assets:
Investments in securities at value (Cost $147,050, $92,792, $115,830 respectively)	$160,362	$112,273	$135,689
Affiliated investments at value (Cost $1,427, $1,818, $6,592, respectively)	1,427	1,818	6,592
Accrued Income	125	25	18
Receivable for capital shares sold	33	1	920
Reclaim receivable	9	—	—
Shareholder servicing fees receivable	—	7	—
Prepaid expenses	25	30	21

Total Assets	161,981	114,154	143,240

Liabilities:
Payable for investment securities purchased	—	—	6,566
Payable for capital shares redeemed	134	48	110
Payable due to Investment Adviser	109	76	108
Shareholder servicing fees payable	14	—	37
Payable due to Administrator	10	7	8
Payable due to Custodian	9	5	6
Payable due to Transfer Agent	4	4	3
Payable for distribution fees	3	—	7
Chief Compliance Officer fees payable	1	1	1
Other accrued expenses	16	11	7

Total Liabilities	300	152	6,853

Net Assets	$161,681	$114,002	$136,387

Net Assets:
Paid-in-Capital	$152,770	$98,946	$114,679
Undistributed net investment income (accumulated net investment loss)	1	(105)	(210)
Accumulated net realized gain (loss) on investments	(4,402)	(4,320)	2,059
Net unrealized appreciation on investments	13,312	19,481	19,859

Net Assets	$161,681	$114,002	$136,387

Institutional Class Shares:
Net Assets	$92,589	$82,707	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,312,564	4,693,741	n/a
Net Asset Value Per Share	$21.47	$17.62	n/a

Class A Shares:
Net Assets	$64,185	$30,890	$124,183
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,000,570	1,804,679	3,195,023
Net Asset Value Per Share	$21.39	$17.12	$38.87

Maximum Offering Price Per Share ($21.39, $17.12, $38.87 ÷ 94.75%, respectively)	$22.58	$18.07	$41.02

Class C Shares:
Net Assets	$4,907	$405	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	234,187	25,975	n/a
Net Asset Value Per Share	$20.95	$15.60 *	n/a

Class D Shares:
Net Assets	n/a	n/a	$12,204
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	n/a	321,187
Net Asset Value Per Share	n/a	n/a	$38.00

“n/a” designates the Fund does not offer this class.

Amounts designated as “—” are $0 or have been rounded to $0.

(1) Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

*	Net assets divided by shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)

	Quantitative Long/Short Fund	Diversified International Fund
Assets:
Investments in securities at value (Cost $51,200 and $249,640, respectively)	$56,793	$245,317
Affiliated investments at value (Cost $0 and $2,935, respectively)	—	2,935
Receivable from Prime Broker	2,967	—
Accrued Income	14	54
Receivable for capital shares sold	—	47
Reclaim receivable	—	107
Prepaid expenses	12	18

Total Assets	59,786	248,478

Liabilities:
Payable for Securities sold short (Proceeds $6,398 and $0, respectively)	6,243	—
Payable for investment securities purchased	—	631
Payable due to Adviser	41	207
Payable due to Transfer Agent	4	4
Payable due to Administrator	3	15
Payable for capital shares redeemed	16	34
Payable due to Custodian	—	34
Shareholder servicing fees payable	1	8
Chief Compliance Officer fees payable	—	1
Other accrued expenses	6	23

Total Liabilities	6,314	957

Net Assets	$53,472	$247,521

Net Assets:
Paid-in-Capital	$48,834	$252,914
Undistributed net investment income (accumulated net investment loss)	(246)	1,379
Accumulated net realized loss on investments	(864)	(2,443)
Net unrealized appreciation (depreciation) on investments (including securities sold short)	5,748	(4,323)
Net unrealized depreciation on foreign currency	—	(6)

Net Assets	$53,472	$247,521

Institutional Class Shares:
Net Assets	$47,896	$204,913
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,034,084	11,706,698
Net Asset Value Per Share	$15.79	$17.50

Class A Shares:
Net Assets	$5,551	$42,345
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	354,737	2,429,616
Net Asset Value Per Share	$15.65	$17.43

Maximum Offering Price Per Share ($15.65 and $17.43 ÷ 94.75%, respectively)	$16.52	$18.40

Class C Shares:
Net Assets	$25	$264
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,659	15,388
Net Asset Value Per Share	$15.20 *	$17.14 *

Amounts designated as “—” are $0 or have been rounded to $0.

(1) Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

* Net assets divided by shares does not calculate to the stated NAV because Net Assets amounts are shown rounded.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (concluded)	As of July 31, 2012 (Unaudited)

	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund
Assets:
Investments in securities at value (Cost $14,686 and $38,257 respectively)	$15,742	$41,037
Accrued Income	180	519
Receivable for capital shares sold	5	39
Receivable from Investment Adviser	4	4
Prepaid expenses	5	6

Total Assets	15,936	41,605

Liabilities:
Payable for investment securities purchased	265	674
Payable for capital shares redeemed	52	46
Payable due to Adviser	7	19
Payable due to Transfer Agent	3	3
Shareholder servicing fees payable	2	6
Payable due to Administrator	1	3
Payable due to Custodian	1	—
Other accrued expenses	2	7

Total Liabilities	333	758

Net Assets	$15,603	$40,847

Net Assets:
Paid-in-Capital	$14,545	$38,010
Undistributed net investment income	2	6
Accumulated net realized gain on investments	—	51
Net unrealized appreciation on investments	1,056	2,780

Net Assets	$15,603	$40,847

Institutional Class Shares:
Net Assets	$5,399	$7,786
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	311,016	451,401
Net Asset Value Per Share	$17.36	$17.25

Class A Shares:
Net Assets	$10,204	$33,061
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	587,982	1,917,492
Net Asset Value Per Share	$17.35	$17.24

Maximum Offering Price Per Share ($17.35 and $17.24 ÷ 96.00%, respectively)	$18.07	$17.96

Amounts designated as “—” are $0 or have been rounded to $0.

(1) Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000)

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund
Investment Income:
Interest income	$391	$2,719	$—	$—
Dividend income	—	549	1,722	597
Less: Foreign Taxes Withheld	—	—	—	(1)

Total Investment Income	391	3,268	1,722	596

Expenses:
Investment advisory fees	1,078	614	664	428
Administration fees	198	75	61	39
Shareholder servicing fees — Institutional Sweep Class	154	n/a	n/a	n/a
Shareholder servicing fees — Class A	386	68	81	38
Shareholder servicing fees — Class C	n/a	5	6	1
Distribution fees — Class A	386	—	—	—
Distribution fees — Class C	n/a	15	19	2
Custodian fees	81	31	25	16
Transfer agent fees	28	28	28	28
Trustees’ fees	19	7	6	4
Chief Compliance Officer fees	6	2	2	1
Professional fees	57	21	18	11
Printing fees	26	10	8	5
Registration fees	11	8	18	10
Insurance and other expenses	48	18	5	4

Total Expenses	2,478	902	941	587
Less: Investment advisory fees waived	(1,078)	(46)	—	—
Less: Reimbursement from Adviser	(64)	—	—	—
Less: Administration fees waived	(45)	—	—	—
Less: Shareholder servicing fees reimbursed by Adviser — Institutional Sweep Class	(154)	—	—	—
Less: Shareholder servicing fees reimbursed by Adviser — Class A	(386)	—	—	—
Less: Distribution fees waived — Class A	(386)	—	—	—

Total Net Expenses	365	856	941	587

Net Investment Income	26	2,412	781	9

Net realized gain (loss) from security transactions	(2)	(1,237)	8,920	3,122
Net change in unrealized appreciation (depreciation) on investments	—	4,110	(7,393)	942

Net Realized and Unrealized Gain (Loss) on investments	(2)	2,873	1,527	4,064

Net Increase in Net Assets Resulting from Operations	$24	$5,285	$2,308	$4,073

“n/a” designates the Fund does not offer this class.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (continued)	For the six months ended July 31, 2012 (Unaudited)

	Burkenroad Small Cap Fund	Quantitative Long/Short Fund	Diversified International Fund
Investment Income:
Interest income	$—	$—	$—
Dividend income	691	369	3,530
Less: Foreign Taxes Withheld	—	—	(296)

Total Investment Income	691	369	3,234

Expenses:
Investment advisory fees	556	241	1,173
Administration fees	43	19	86
Shareholder servicing fees — Class A	132	—	52
Shareholder servicing fees — Class C	n/a	7	—
Shareholder servicing fees — Class D	15	n/a	n/a
Distribution fees — Class A	—	—	1
Distribution fees — Class C	n/a	—	—
Distribution fees — Class D	15	n/a	n/a
Transfer agent fees	18	28	28
Custodian fees	18	3	99
Trustees’ fees	3	2	7
Chief Compliance Officer fees	1	—	2
Interest expense on securities sold short	—	49	—
Dividend expense on securities sold short	—	20	—
Registration fees	18	16	25
Professional fees	12	6	24
Printing fees	6	2	11
Insurance and other expenses	3	4	6

Total Expenses	840	397	1,514

Recovery of investment advisory fees previously waived(1)	—	38	—
Less: Investment advisory fees waived	(7)	—	—

Total Net Expenses	833	435	1,514

Net Investment Income (Loss)	(142)	(66)	1,720

Net realized gain (loss) from security transactions	1,494	824	(1,917)
Net realized loss on securities sold short	—	(221)	—
Net realized loss from foreign currency transactions	—	—	(107)
Net change in unrealized appreciation (depreciation) on investments	196	(1,230)	(16,917)
Net change in unrealized appreciation on securities sold short	—	241	—
Net change in unrealized depreciation on foreign currency	—	—	(6)

Net Realized and Unrealized Gain (Loss) on investments	1,690	(386)	(18,947)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,548	$(452)	$(17,227)

“n/a” designates the Fund does not offer this class.

(1) See Note 3 for Advisory Fees Recovered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (concluded)	For the six months ended July 31, 2012

	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund
Investment Income:
Interest income	$262	$712

Total Investment Income	262	712

Expenses:
Investment advisory fees	38	103
Administration fees	5	13
Shareholder servicing fees — Class A	10	33
Transfer agent fees	18	18
Custodian fees	2	5
Trustees’ fees	1	1
Registration fees	2	5
Professional fees	1	4
Printing fees	1	1
Insurance and other expenses	5	8

Total Expenses	83	191

Less: Investment advisory fees waived	(25)	(30)

Total Net Expenses	58	161

Net Investment Income	204	551

Net realized gain from security transactions	—	18
Net change in unrealized appreciation on investments	259	526

Net Realized and Unrealized Gain on investments	259	544

Net Increase in Net Assets Resulting from Operations	$463	$1,095

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

Statements of Changes in Net Assets (000)

	Government Money Market Fund		Core Bond Fund
	02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12
Investment Activities:
Net investment income (loss)	$26	$52	$2,412	$5,202
Net realized gain (loss) from security transactions	(2)	1	(1,237)	400
Net change in unrealized appreciation (depreciation) on investments	—	—	4,110	6,097

Net Increase in Net Assets Resulting from Operations	24	53	5,285	11,699

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	(5)	(13)	(1,892)	(3,606)
Institutional Sweep Class Shares	(6)	(10)	n/a	n/a
Class A Shares	(15)	(29)	(635)	(1,600)
Class C Shares	n/a	n/a	(37)	(22)
Realized Capital Gains
Institutional Class Shares	—	—	—	(294)
Institutional Sweep Class Shares	—	—	n/a	n/a
Class A Shares	—	—	—	(133)
Class C Shares	n/a	n/a	—	(3)

Total Dividends and distributions	(26)	(52)	(2,564)	(5,658)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	198,275	345,870	29,821	46,132
Shares reinvested	1	1	385	993
Shares redeemed	(230,168)	(315,206)	(12,037)	(20,666)

Total Institutional Class Shares Transactions	(31,892)	30,665	18,169	26,459

Institutional Sweep Class Shares:
Shares issued	135,408	406,721	n/a	n/a
Shares reinvested	—	1	n/a	n/a
Shares redeemed	(148,368)	(383,391)	n/a	n/a

Total Institutional Sweep Class Shares Transactions	(12,960)	23,331	n/a	n/a

Class A Shares:
Shares issued	248,537	364,315	8,280	14,407
Shares reinvested	5	5	598	1,624
Shares redeemed	(243,024)	(367,483)	(9,120)	(10,013)

Total Class A Shares Transactions	5,518	(3,163)	(242)	6,018

Class C Shares:
Shares issued	n/a	n/a	5,170	1,750
Shares reinvested	n/a	n/a	33	20
Shares redeemed	n/a	n/a	(889)	(263)

Total Class C Shares Transactions	n/a	n/a	4,314	1,507

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(39,334)	50,833	22,241	33,984

Total Increase (Decrease) in Net Assets	(39,336)	50,834	24,962	40,025

Net Assets:
Beginning of period	579,976	529,142	190,380	150,355

End of period	$540,640	$579,976	$215,342	$190,380

Undistributed net investment income (Distributions in excess of net investment income) (Accumulated net investment loss)	$(3)	$(3)	$(137)	$15

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six months ended July 31, 2012 (Unaudited) and the year ended January 31, 2012

Value Fund		Growth Fund
02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12

$781	$1,970	$9	$(147)
8,920	7,279	3,122	5,170
(7,393)	(6,329)	942	(1,568)

2,308	2,920	4,073	3,455

(516)	(1,176)	—	—
n/a	n/a	n/a	n/a
(264)	(824)	—	—
(2)	(24)	—	—

—	—	—	—
n/a	n/a	n/a	n/a
—	—	—	—
—	—	—	—

(782)	(2,024)	—	—

14,599	26,368	21,931	15,901
153	325	—	—
(18,513)	(10,349)	(6,727)	(6,511)

(3,761)	16,344	15,204	9,390

n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a

7,642	13,425	3,207	4,582
251	794	—	—
(10,453)	(18,059)	(3,673)	(5,358)

(2,560)	(3,840)	(466)	(776)

389	768	21	125
2	24	—	—
(526)	(749)	(57)	(157)

(135)	43	(36)	(32)

(6,456)	12,547	14,702	8,582

(4,930)	13,443	18,775	12,037

166,611	153,168	95,227	83,190

$161,681	$166,611	$114,002	$95,227

$1	$2	$(105)	$(114)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (concluded)

	Burkenroad Small Cap Fund		Quantitative Long/Short Fund
	02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12
Investment Activities:
Net investment income (loss)	$(142)	$(100)	$(66)	$(250)
Net realized gain (loss) from investments (including securities sold short) and foreign currency transactions	1,494	5,909	603	1,027
Net change in unrealized appreciation (depreciation) on investments (including securities sold short) and foreign currency	196	2,641	(989)	658

Net Increase (Decrease) in Net Assets Resulting from Operations	1,548	8,450	(452)	1,435

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	n/a	n/a	—	—
Class A Shares	—	—	—	—
Class C Shares	n/a	n/a	—	—
Class D Shares	—	—	n/a	n/a
Realized Capital Gains
Institutional Class Shares	n/a	n/a	—	—
Class A Shares	—	(5,107)	—	—
Class C Shares	—	n/a	—	—
Class D Shares	—	(725)	n/a	n/a

Total Dividends and distributions	—	(5,832)	—	—

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	n/a	n/a	13,073	12,832
Shares reinvested	n/a	n/a	—	—
Shares redeemed	n/a	n/a	(2,697)	(2,763)

Total Institutional Class Shares Transactions	n/a	n/a	10,376	10,069

Class A Shares:
Shares issued	50,470	37,737	985	1,642
Shares reinvested	—	4,690	—	—
Shares redeemed	(10,346)	(13,732)	(427)	(659)

Total Class A Shares Transactions	40,124	28,695	558	983

Class C Shares:
Shares issued	n/a	n/a	1	20
Shares reinvested	n/a	n/a	—	—
Shares redeemed	n/a	n/a	(10)	—

Total Class C Shares Transactions	n/a	n/a	(9)	20

Class D Shares:
Shares issued	2,729	3,313	n/a	n/a
Shares reinvested	—	692	n/a	n/a
Shares redeemed	(1,567)	(1,984)	n/a	n/a

Total Class D Shares Transactions	1,162	2,021	n/a	n/a

Total Increase in Net Assets from Capital Share Transactions	41,286	30,716	10,925	11,072

Total Increase in Net Assets	42,834	33,334	10,473	12,507

Net Assets:
Beginning of period	93,553	60,219	42,999	30,492

End of period	$136,387	$93,553	$53,472	$42,999

Undistributed net investment income (Distributions in excess of net investment income) (Accumulated net investment loss)	$(210)	$(68)	$(246)	$(180)

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six months ended July 31, 2012 (Unaudited) and the year ended January 31, 2012

Diversified International Fund		Louisiana Tax-Free Income Fund		Mississippi Tax-Free Income Fund
02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12

$1,720	$1,077	$204	$214	$551	$601

(2,024)	104	—	6	18	48

(16,923)	(3,896)	259	797	526	2,254

(17,227)	(2,715)	463	1,017	1,095	2,903

—	(958)	(75)	(90)	(129)	(201)
—	(130)	(129)	(122)	(420)	(396)
—	—	—	n/a	—	n/a
n/a	n/a	n/a	n/a	n/a	n/a

—	(873)	—	(2)	—	(4)
—	(88)	—	(4)	—	(11)
	(1)		n/a		n/a
—	n/a	n/a	n/a	n/a	n/a

—	(2,050)	(204)	(218)	(549)	(612)

69,082	108,964	2,091	3,570	1,208	6,945
—	1,058	6	3	7	12
(5,542)	(6,972)	(550)	(140)	(732)	(465)

63,540	103,050	1,547	3,433	483	6,492

21,418	18,979	4,508	6,577	10,663	22,421
—	211	94	87	231	254
(3,023)	(9,612)	(1,462)	(239)	(1,505)	(1,029)

18,395	9,578	3,140	6,425	9,389	21,646

86	126	n/a	n/a	n/a	n/a
—	1	n/a	n/a	n/a	n/a
(26)	(53)	n/a	n/a	n/a	n/a

60	74	n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a	n/a	n/a

81,995	112,702	4,687	9,858	9,872	28,138

64,768	107,937	4,946	10,657	10,418	30,429

182,753	74,816	10,657	—	30,429	—

$247,521	$182,753	$15,603	$10,657	$40,847	$30,429

$1,379	$(341)	$2	$2	$6	$4

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2012 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Total Divedends	Net Asset Value, End of Period	Total Return††
Government Money Market Fund
INSTITUTIONAL CLASS SHARES
2012*	$1.00	$—	$—	$—	$—	$—	$1.00	0.00%
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01
2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.04
2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.10
INSTITUTIONAL SWEEP CLASS SHARES
2012*	$1.00	$—	$—	$—	$—	$—	$1.00	0.00%
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01
2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.83
2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	3.84
CLASS A SHARES
2012*	$1.00	$—	$—	$—	$—	$—	$1.00	0.00%
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01
2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.65
2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	3.58

†	Per share data calculated using average shares method.
††	Total return is for the period indicated and has not been annualized.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2012

Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$114,016	0.14%	0.58%	0.01%	n/a
145,908	0.13	0.59	0.01	n/a
115,244	0.24	0.62	0.01	n/a
104,366	0.42	0.61	0.01	n/a
110,321	0.57	0.60	1.12	n/a
156,059	0.58	0.59	4.07	n/a

$126,104	0.14%	0.83%	0.01%	n/a
139,064	0.13	0.84	0.01	n/a
115,733	0.24	0.85	0.01	n/a
60,131	0.41	0.86	0.01	n/a
64,711	0.79	0.85	0.87	n/a
95,701	0.83	0.85	3.81	n/a

$300,520	0.14%	1.08%	0.01%	n/a
295,004	0.13	1.09	0.01	n/a
298,165	0.25	1.12	0.01	n/a
271,739	0.41	1.11	0.01	n/a
243,952	0.96	1.10	0.68	n/a
336,081	1.08	1.09	3.48	n/a

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2012 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Core Bond Fund
INSTITUTIONAL CLASS SHARES
2012*	$16.62	$0.20	$0.22	$0.42	$(0.21)	$—	$(0.21)	$16.83
2012	16.01	0.54	0.65	1.19	(0.54)	(0.04)	(0.58)	16.62
2011	15.98	0.59	0.06	0.65	(0.59)	(0.03)	(0.62)	16.01
2010	15.32	0.65	0.70	1.35	(0.64)	(0.05)	(0.69)	15.98
2009	15.74	0.64	(0.35)	0.29	(0.64)	(0.07)	(0.71)	15.32
2008	15.09	0.64	0.65	1.29	(0.64)	—	(0.64)	15.74
CLASS A SHARES
2012*	$16.58	$0.18	$0.23	$0.41	$(0.19)	$—	$(0.19)	$16.80
2012	15.98	0.50	0.64	1.14	(0.50)	(0.04)	(0.54)	16.58
2011	15.95	0.55	0.06	0.61	(0.55)	(0.03)	(0.58)	15.98
2010	15.30	0.60	0.70	1.30	(0.60)	(0.05)	(0.65)	15.95
2009	15.71	0.60	(0.34)	0.26	(0.60)	(0.07)	(0.67)	15.30
2008	15.07	0.60	0.64	1.24	(0.60)	—	(0.60)	15.71
CLASS C SHARES
2012*	$16.67	$0.12	$0.23	$0.35	$(0.14)	$—	$(0.14)	$16.88
2012	16.06	0.37	0.67	1.04	(0.39)	(0.04)	(0.43)	16.67
2011	16.03	0.42	0.07	0.49	(0.43)	(0.03)	(0.46)	16.06
2010	15.37	0.49	0.71	1.20	(0.49)	(0.05)	(0.54)	16.03
2009	15.80	0.49	(0.36)	0.13	(0.49)	(0.07)	(0.56)	15.37
2008	15.15	0.49	0.65	1.14	(0.49)	—	(0.49)	15.80

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2012

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.57%	$152,757	0.75%	0.79%	2.44%	13%
7.59	132,639	0.75	0.83	3.31	26
4.10	102,110	0.75	0.86	3.68	20
8.99	84,953	0.75	0.87	4.12	14
1.94	76,917	0.75	0.85	4.15	32
8.76	94,135	0.75	0.84	4.19	14

2.51%	$55,889	1.00%	1.04%	2.21%	13%
7.27	55,430	1.00	1.08	3.07	26
3.86	47,483	1.00	1.11	3.41	20
8.67	32,485	1.00	1.12	3.85	14
1.76	23,610	1.00	1.11	3.91	32
8.43	24,436	1.00	1.09	3.94	14

2.10%	$6,696	1.75%	1.79%	1.41%	13%
6.54	2,311	1.75	1.83	2.24	26
3.09	762	1.75	1.86	2.62	20
7.89	371	1.75	1.87	3.10	14
0.89	290	1.75	1.86	3.20	32
7.65	119	1.75	1.84	3.19	14

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2012 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Value Fund
INSTITUTIONAL CLASS SHARES
2012*	$21.31	$0.12	$0.15	$0.27	$(0.11)	$—	$(0.11)	$21.47
2012	21.19	0.30	0.13	0.43	(0.31)	—	(0.31)	21.31
2011	17.48	0.26	3.70	3.96	(0.25)	—	(0.25)	21.19
2010	15.37	0.25	2.11	2.36	(0.25)	—	(0.25)	17.48
2009	23.44	0.27	(7.99)	(7.72)	(0.27)	(0.08)	(0.35)	15.37
2008	26.12	0.25	(0.38)	(0.13)	(0.24)	(2.31)	(2.55)	23.44
CLASS A SHARES
2012*	$21.23	$0.09	$0.16	$0.25	$(0.09)	$—	$(0.09)	$21.39
2012	21.11	0.25	0.12	0.37	(0.25)	—	(0.25)	21.23
2011	17.42	0.21	3.69	3.90	(0.21)	—	(0.21)	21.11
2010	15.31	0.21	2.11	2.32	(0.21)	—	(0.21)	17.42
2009	23.36	0.22	(7.97)	(7.75)	(0.22)	(0.08)	(0.30)	15.31
2008	26.04	0.18	(0.37)	(0.19)	(0.18)	(2.31)	(2.49)	23.36
CLASS C SHARES
2012*	$20.80	$0.01	$0.15	$0.16	$(0.01)	$—	$(0.01)	$20.95
2012	20.69	0.09	0.12	0.21	(0.10)	—	(0.10)	20.80
2011	17.07	0.06	3.63	3.69	(0.07)	—	(0.07)	20.69
2010	15.02	0.08	2.06	2.14	(0.09)	—	(0.09)	17.07
2009	22.92	0.06	(7.80)	(7.74)	(0.08)	(0.08)	(0.16)	15.02
2008	25.60	(0.03)	(0.33)	(0.36)	(0.01)	(2.31)	(2.32)	22.92

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2012

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

1.28%	$92,589	1.00%	1.00%	1.07%	41%
2.05	95,450	1.03	1.03	1.44	63
22.83	77,828	1.05	1.05	1.34	82
15.51	65,625	1.06	1.06	1.53	85
(33.21)	65,358	1.04	1.04	1.31	65
(1.31)	84,322	1.03	1.03	0.91	60

1.16%	$64,185	1.25%	1.25%	0.82%	41%
1.80	66,167	1.28	1.28	1.17	63
22.49	70,420	1.30	1.30	1.09	82
15.29	57,599	1.31	1.31	1.26	85
(33.41)	46,305	1.29	1.29	1.06	65
(1.54)	63,371	1.28	1.28	0.66	60

0.77%	$4,907	2.00%	2.00%	0.06%	41%
1.04	4,994	2.03	2.03	0.43	63
21.62	4,920	2.05	2.05	0.34	82
14.34	4,439	2.06	2.06	0.52	85
(33.85)	3,894	2.04	2.04	0.31	65
(2.19)	5,169	2.03	2.03	(0.11)	60

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2012 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Growth Fund
INSTITUTIONAL CLASS SHARES
2012*	$16.87	$0.01	$0.74	$0.75	$—	$—	$—	$17.62
2012	16.28	(0.01)	0.60	0.59	—	—	—	16.87
2011	12.86	0.01	3.41	3.42	—	—	—	16.28
2010	10.39	0.02	2.45	2.47	—	—	—	12.86
2009	17.31	(0.02)	(6.90)	(6.92)	—	—	—	10.39
2008	18.11	(0.05)	(0.36)	(0.41)	—	(0.39)	(0.39)	17.31
CLASS A SHARES
2012*	$16.41	$(0.01)	$0.72	$0.71	$—	$—	$—	$17.12
2012	15.87	(0.05)	0.59	0.54	—	—	—	16.41
2011	12.57	(0.02)	3.32	3.30	—	—	—	15.87
2010	10.18	(0.01)	2.40	2.39	—	—	—	12.57
2009	17.00	(0.06)	(6.76)	(6.82)	—	—	—	10.18
2008	17.83	(0.10)	(0.34)	(0.44)	—	(0.39)	(0.39)	17.00
CLASS C SHARES
2012*	$15.01	$(0.07)	$0.66	$0.59	$—	$—	$—	$15.60
2012	14.63	(0.15)	0.53	0.38	—	—	—	15.01
2011	11.68	(0.12)	3.07	2.95	—	—	—	14.63
2010	9.52	(0.09)	2.25	2.16	—	—	—	11.68
2009	16.02	(0.15)	(6.35)	(6.50)	—	—	—	9.52
2008	16.95	(0.23)	(0.31)	(0.54)	—	(0.39)	(0.39)	16.02

(1)	Ratio includes previously waived investment advisory fees recovered. The net expense ratio would have been lower absent the impact of the recovered fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2012

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recovered Fees)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

4.45%	$82,707	1.02%		1.02%		0.09%	39%
3.62	64,758	1.07	(1)	1.06	(1)	(0.08)	86
26.59	52,801	1.10		1.10		0.09	81
23.81	43,499	1.10		1.12		0.15	87
(39.98)	35,730	1.08		1.08		(0.13)	84
(2.49)	53,028	1.06		1.06		(0.28)	60

4.33%	$30,890	1.27%		1.27%		(0.14)%	39%
3.40	30,045	1.32	(1)	1.31	(1)	(0.33)	86
26.25	29,942	1.35		1.35		(0.16)	81
23.48	22,987	1.35		1.37		(0.11)	87
(40.12)	18,918	1.32		1.32		(0.39)	84
(2.69)	37,852	1.31		1.31		(0.53)	60

3.93%	$405	2.00%		2.00%		(0.87)%	39%
2.60	424	2.04	(1)	2.06	(1)	(1.05)	86
25.26	447	2.10		2.10		(0.92)	81
22.69	354	2.10		2.12		(0.83)	87
(40.57)	333	2.08		2.08		(1.14)	84
(3.43)	363	2.06		2.06		(1.28)	60

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2012 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Redemption Fees
Burkenroad Small Cap Fund
CLASS A SHARES
2012*	$38.02	$(0.04)	$0.89	$0.85	$—	$—	$—	$—
2012	36.84	(0.04)	3.99	3.95	—	(2.77)	(2.77)	—
2011	28.92	0.09	8.23	8.32	(0.17)	(0.23)	(0.40)	—
2010	21.42	(0.01)	7.51	7.50	—	—	—	—
2009	29.61	(0.12)	(7.68)	(7.80)	—	(0.40)	(0.40)	0.01
2008	31.32	(0.12)	(1.15)	(1.27)	—	(0.44)	(0.44)	—
CLASS D SHARES
2012*	$37.21	$(0.09)	$0.88	$0.79	$—	$—	$—	$—
2012	36.20	(0.13)	3.91	3.78	—	(2.77)	(2.77)	—
2011	28.44	0.02	8.07	8.09	(0.10)	(0.23)	(0.33)	—
2010	21.12	(0.08)	7.40	7.32	—	—	—	—
2009	29.26	(0.20)	(7.55)	(7.75)	—	(0.40)	(0.40)	0.01
2008	31.04	(0.20)	(1.14)	(1.34)	—	(0.44)	(0.44)	—

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2012

Net Asset Value, End of Period	Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$38.87	2.24%	$124,183	1.40%	1.41%	(0.22)%	17%
38.02	11.39	82,735	1.40	1.48	(0.10)	25
36.84	28.78	51,688	1.40	1.53	0.29	23
28.92	35.01	39,901	1.40	1.58	(0.05)	20
21.42	(26.36)	23,033	1.40	1.64	(0.42)	87
29.61	(4.14)	19,579	1.40	1.62	(0.38)	42

$38.00	2.12%	$12,204	1.65%	1.66%	(0.45)%	17%
37.21	11.12	10,818	1.65	1.73	(0.36)	25
36.20	28.44	8,531	1.65	1.78	0.07	23
28.44	34.66	6,402	1.65	1.83	(0.30)	20
21.12	(26.50)	5,016	1.65	1.88	(0.70)	87
29.26	(4.40)	6,236	1.65	1.87	(0.63)	42

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2012 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Loss†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
Quantitative Long/Short Fund
INSTITUTIONAL CLASS SHARES
2012*	$15.88	$(0.02)	$(0.07)	$(0.09)	$—	$—	$15.79
2012	15.37	(0.11)	0.62	0.51	—	—	15.88
2011	12.17	(0.05)	3.25	3.20	—	—	15.37
2010	11.33	(0.10)	0.94	0.84	—	—	12.17
2009#	15.00	—	(3.66)	(3.66)	(0.01)	(0.01)	11.33
CLASS A SHARES
2012*	$15.75	$(0.04)	$(0.06)	$(0.10)	$—	$—	$15.65
2012	15.29	(0.15)	0.61	0.46	—	—	15.75
2011	12.13	(0.08)	3.24	3.16	—	—	15.29
2010	11.33	(0.13)	0.93	0.80	—	—	12.13
2009#	15.00	(0.01)	(3.66)	(3.67)	—	—	11.33
CLASS C SHARES
2012*	$15.36	$(0.10)	$(0.06)	$(0.16)	$—	$—	$15.20
2012	15.02	(0.26)	0.60	0.34	—	—	15.36
2011	12.01	(0.18)	3.19	3.01	—	—	15.02
2010	11.29	(0.22)	0.94	0.72	—	—	12.01
2009#	15.00	(0.04)	(3.67)	(3.71)	—	—	11.29

(1)

The expense ratio includes the performance fee adjustment. Had the performance fee adjustment been excluded, the ratios would have been 1.70%, 1.95% and 2.70% for Institutional Class Shares, Class A Shares and Class C Shares, for the years ended January 31, 2010, 2011 and 2012, respectively and 1.53%, 1.88% and 2.55% for the six months ended July 31, 2012.

(2)	Ratio includes previously waived investment advisory fees recovered. The net expense ratio would have been lower absent the impact of the recovered fees.
#	Commenced operations on September 30, 2008. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge. Total return is for the period indicated and has not been annualized.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2012

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (Including Performance Adjustment, Dividend and Interest Expense)		Ratio of Expenses to Average Net Assets (Including Performance Adjustment/Excluding Dividend and Interest Expense)		Ratio of Expenses to Average Net Assets (Including Performance Adjustment, Dividend and Interest Expense/ Excluding Waivers and Recovered Fees)		Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

(0.57)%	$47,896	1.68	%(2)	1.41	%(1)	1.56	%(2)	(0.23)%	56%
3.32	37,938	2.03	(2)	1.88	(1)	1.96	(2)	(0.70)	86
26.29	26,518	1.75	(2)	1.49	(1)	1.75	(2)	(0.35)	129
7.41	15,922	1.92		1.57	(1)	2.36		(0.86)	135
(24.43)	12,881	1.77		1.70		2.29		(0.03)	47

(0.63)%	$5,551	1.94	%(2)	1.66	%(1)	1.81	%(2)	(0.47)%	56%
3.01	5,027	2.29	(2)	2.14	(1)	2.22	(2)	(0.96)	86
26.05	3,960	2.00	(2)	1.74	(1)	2.00	(2)	(0.60)	129
7.06	2,759	2.17		1.82	(1)	2.61		(1.11)	135
(24.47)	1,942	2.02		1.95		2.61		(0.33)	47

(1.04)%	$25	2.70	%(2)	2.43	%(1)	2.50	%(2)	(1.23)%	56%
2.26	34	3.04	(2)	2.89	(1)	2.97	(2)	(1.70)	86
25.06	14	2.75	(2)	2.49	(1)	2.75	(2)	(1.36)	129
6.38	11	2.92		2.57	(1)	3.36		(1.86)	135
(24.73)	1	2.74		2.67		3.56		(1.08)	47

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2012 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distribution from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Diversified International Fund
INSTITUTIONAL CLASS SHARES
2012*	$18.59	$0.14	$(1.23)	$(1.09)	$—	$—	$—	$17.50
2012	20.68	0.18	(2.03)	(1.85)	(0.12)	(0.12)	(0.24)	18.59
2011	17.11	0.05	3.65	3.70	(0.07)	(0.06)	(0.13)	20.68
2010	10.38	0.07	6.75	6.82	(0.09)	—	(0.09)	17.11
2009#	15.00	0.02	(4.60)	(4.58)	(0.04)	—	(0.04)	10.38
CLASS A SHARES
2012*	$18.53	$0.12	$(1.22)	$(1.10)	$—	$—	$—	$17.43
2012	20.64	0.27	(2.17)	(1.90)	(0.09)	(0.12)	(0.21)	18.53
2011	17.09	(0.02)	3.67	3.65	(0.04)	(0.06)	(0.10)	20.64
2010	10.38	0.01	6.76	6.77	(0.06)	—	(0.06)	17.09
2009#	15.00	—	(4.58)	(4.58)	(0.04)	—	(0.04)	10.38
CLASS C SHARES
2012*	$18.30	$0.04	$(1.20)	$(1.16)	$—	$—	$—	$17.14
2012	20.42	0.09	(2.09)	(2.00)	—	(0.12)	(0.12)	18.30
2011	17.00	(0.16)	3.64	3.48	—	(0.06)	(0.06)	20.42
2010	10.37	(0.23)	6.86	6.63	—	—	—	17.00
2009#	15.00	(0.02)	(4.59)	(4.61)	(0.02)	—	(0.02)	10.37

#	Commenced operations on September 30, 2008. Ratios for the period have been annualized.
(1)	Ratio includes previously waived investment advisory fees recovered. The net expense ratio would have been lower absent the impact of the recovered fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge. Total return is for the period indicated and has not been annualized.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2012

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recovered Fees)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

(5.86)%	$204,913	1.25%		1.25%		1.50%	5%
(8.87)	155,340	1.37	(1)	1.32	(1)	0.96	9
21.64	56,666	1.50	(1)	1.50		0.25	3
65.63	29,506	1.50		1.73		0.49	42
(30.53)	12,925	1.50		2.36		0.45	2

(5.94)%	$42,345	1.50%		1.50%		1.32%	5%
(9.13)	27,192	1.65	(1)	1.57	(1)	1.38	9
21.36	17,980	1.75	(1)	1.75		(0.12)	3
65.23	6,354	1.75		1.98		0.08	42
(30.57)	1,753	1.75		2.74		0.11	2

(6.34)%	$264	2.25%		2.25%		0.46%	5%
(9.76)	221	2.39	(1)	2.32	(1)	0.44	9
20.48	170	2.50	(1)	2.50		(0.87)	3
63.96	11	2.50		2.73		(1.37)	42
(30.77)	1	2.50		3.36		(0.62)	2

Financial Highlights (continued)

For a Share Outstanding Throughout the Period

For the six months ended July 31, 2012 (Unaudited) and the period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Louisiana Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2012*	$17.09	$0.29	$0.26	$0.55	$(0.28)	$—	$(0.28)	$17.36
2012#	15.00	0.62	2.03	2.65	(0.55)	(0.01)	(0.56)	17.09
CLASS A SHARES
2012*	$17.08	$0.26	$0.27	$0.53	$(0.26)	$—	$(0.26)	$17.35
2012#	15.00	0.58	2.02	2.60	(0.51)	(0.01)	(0.52)	17.08

†	Per share data calculated using average shares method.
††	Total return is for the period indicated and has not been annualized.
#	Commenced operations February 1, 2011.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2012

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.24%	$5,399	0.75%	1.15%	3.38%	—%
17.98	3,758	0.75	2.16	3.85	6

3.12%	$10,204	1.00%	1.40%	3.13%	—%
17.65	6,899	1.00	2.28	3.60	6

Financial Highlights (concluded)

For a Share Outstanding Throughout the Period

For the six months ended July 31, 2012 (Unaudited) and the period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends	Net Asset Value, End of Period
Mississippi Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2012*	$17.01	$0.29	$0.23	$0.52	$(0.28)	$—	$(0.28)	$17.25
2012#	15.00	0.60	1.95	2.55	(0.53)	(0.01)	(0.54)	17.01
CLASS A SHARES
2012*	$17.01	$0.27	$0.22	$0.49	$(0.26)	$—	$(0.26)	$17.24
2012#	15.00	0.57	1.95	2.52	(0.50)	(0.01)	(0.51)	17.01

†	Per share data calculated using average shares method.
††	Total return is for the period indicated and has not been annualized.
#	Commenced operations February 1, 2011.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2012

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.10%	$7,786	0.75%	0.93%	3.42%	1%
17.32	7,200	0.75	1.31	3.78	22

2.91%	$33,061	1.00%	1.18%	3.17%	1%
17.07	23,229	1.00	1.50	3.53	22

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with thirty-three funds. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Government Money Market Fund (the “Government Money Market Fund”), the Hancock Horizon Core Bond Fund (formerly Strategic Income Bond Fund) (the “Core Bond Fund”), the Hancock Horizon Value Fund (the “Value Fund”), the Hancock Horizon Growth Fund (the “Growth Fund”), the Hancock Horizon Burkenroad Small Cap Fund (formerly the Burkenroad Fund) (the “Burkenroad Small Cap Fund”), the Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”), the Hancock Horizon Diversified International Fund (the “Diversified International Fund”) the Hancock Horizon Louisiana Tax-Free Income Fund (“Louisiana Tax-Free Income Fund”) and the Hancock Horizon Mississippi Tax-Free Income Fund (“Mississippi Tax-Free Income Fund”) (each a “Fund” and collectively the “Funds”). Each Fund, except for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, is diversified. The Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund are non-diversified. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2012, there were no fair valued securities in the Funds.

The Government Money Market Fund values its investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost

July 31, 2012 (Unaudited)

method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the “Adviser”) or a Sub-Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund uses Interactive Data Pricing and Reference Data Corp. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the Diversified International Fund own securities is closed for one or more days, the Diversified International Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Notes to Financial Statements (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at July 31, 2012 (000):

	Level 1	Level 2	Level 3	Total
Government Money Market Fund
Investments in Securities
U.S. Government Agency Obligations	$—	$180,033	$—	$180,033
U.S. Treasury Obligations	—	149,979	—	149,979
Repurchase Agreements	—	210,607	—	210,607

Total Investments in Securities	$—	$540,619	$—	$540,619

Core Bond Fund
Investments in Securities
U.S. Government Mortgage-Backed Obligations	$—	$70,224	$—	$70,224
Corporate Bonds	—	46,708	—	46,708
Municipal Bonds	—	43,244	—	43,244
Exchange Traded Funds	22,115	—	—	22,115
U.S. Government Agency Obligations	—	14,395	—	14,395
Cash Equivalents	11,710	—	—	11,710
U.S. Treasury Obligations	—	7,055	—	7,055

Total Investments in Securities	$33,825	$181,626	$—	$215,451

Value Fund
Investments in Securities
Common Stock	$160,362	$—	$—	$160,362
Cash Equivalent	1,427	—	—	1,427

Total Investments in Securities	$161,789	$—	$—	$161,789

Growth Fund
Investments in Securities
Common Stock	$112,273	$—	$—	$112,273
Cash Equivalent	1,818	—	—	1,818

Total Investments in Securities	$114,091	$—	$—	$114,091

	Level 1	Level 2	Level 3	Total
Burkenroad Small Cap Fund
Investments in Securities
Common Stock	$131,122	$—	$—	$131,122
Cash Equivalents	11,159	—	—	11,159

Total Investments in Securities	$142,281	$—	$—	$142,281

Quantitative Long/Short Fund
Assets at Fair Value at July 31, 2012 (investments in securities at fair value)
Investments in Securities
Common Stock	$53,519	$—	$—	$53,519
Cash Equivalents	3,274	—	—	3,274

Total Investments in Securities	$56,793	$—	$—	$56,793

Liabilities at Fair Value at July 31, 2012 (securities sold short at fair value)
Investments in Securities
Common Stock	$(6,243)	$—	$—	$(6,243)

Total Investments in Securities	$(6,243)	$—	$—	$(6,243)

Diversified International Fund
Investments in Securities
Common Stock
Australia	$5,937	$—	$—	$5,937
Austria	—	11,420	—	11,420
Bermuda	5,817	—	—	5,817
Brazil	16,974	—	—	16,974
Canada	3,109	—	—	3,109
China	4,205	17,222	—	21,427
Colombia	4,960	—	—	4,960
Czech Republic	—	2,816	—	2,816
France	—	1,442	—	1,442
Hong Kong	—	5,496	—	5,496
India	8,579	—	—	8,579
Ireland	5,118	7,950	—	13,068
Israel	1,067	—	—	1,067
Japan	—	19,122	—	19,122
Netherlands	9,672	5,834	—	15,506
Norway	4,696	9,135	—	13,831
Panama	3,990	—	—	3,990
Singapore	—	2,572	—	2,572
South Korea	3,388	6,535	—	9,923
Spain	—	627	—	627
Sweden	—	7,810	—	7,810
Switzerland	10,014	5,069	—	15,083
Taiwan	4,492	—	—	4,492
Turkey	—	5,695	—	5,695
United Kingdom	17,219	10,825	—	28,044

Total Common Stock	109,237	119,570	—	228,807

July 31, 2012 (Unaudited)

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	11,992	—	—	11,992
Cash Equivalents	7,453	—	—	7,453

Total Investments in Securities	$128,682	$119,570	$—	$248,252

Louisiana Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$14,499	$—	$14,499
Cash Equivalent	1,243	—	—	1,243

Total Investments in Securities	$1,243	$14,499	$—	$15,742

Mississippi Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$37,054	$—	$37,054
Cash Equivalents	3,983	—	—	3,983

Total Investments in Securities	$3,983	$37,054	$—	$41,037

For the six months ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Diversified International Fund utilizing international fair value pricing during the six months ended July 31, 2012.

Federal Income Taxes – It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended July 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Funds did not incur any significant interest or penalties.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Security Transactions and Related Income – Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income.

Notes to Financial Statements (continued)

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that are of comparable quality to securities that are rated in the highest rating category by an NRSRO, as determined by Horizon Advisers (the “Adviser”). If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

TBA Purchase Commitments – The Funds may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Short Sales – The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes of Shares – Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared daily and paid monthly for the Government Money Market Fund, declared and paid monthly for the Core Bond Fund, the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, declared and paid

July 31, 2012 (Unaudited)

quarterly for the Value Fund and declared and paid annually for the Growth Fund, Burkenroad Small Cap Fund, Quantitative Long/Short Fund and the Diversified International Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

3.	Agreements and other Transactions with Affiliates:

Advisory Agreement

Horizon Advisers (the “Adviser”), an unincorporated division of Hancock Bank, serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the “Advisory Agreement”) with the Trust. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Government Money Market Fund, 0.60% of the average daily net assets of the Core Bond Fund, 0.80% of the average daily net assets of the Value and the Growth Funds, 0.95% of the average daily net assets of the Burkenroad Small Cap Fund, 1.20% of the average daily net assets of the Quantitative Long/Short Fund, 1.00% of the average daily net assets of the Diversified International Fund and 0.60% for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund. Effective October 31, 2009 and each subsequent month thereafter, the fee received by the Adviser for the Quantitative Long/Short Fund has been comprised of a basic fee at the annual rate of 1.20% of the Fund’s average daily net assets as described above and a performance adjustment (“performance adjustment”), if applicable, that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund’s performance benchmark. The performance adjustment is calculated and paid monthly by comparing the Fund’s Institutional Class Share performance to that of the Fund’s performance benchmark over the current month plus the previous 11 months (the “performance period”). The fee paid to the Adviser based on the performance adjustment will result in a minimum fee of 0.80% if the Fund’s Institutional Class Share underperforms the Fund’s performance benchmark by 200 basis points or more on a rolling 12-month basis, and a maximum fee of 1.60% if the

Fund’s Institutional Share Class outperforms the Fund’s performance benchmark by 200 basis points or more on a rolling 12-month basis. In cases where the performance adjustment is not applicable because the performance difference does not result in a performance adjustment, the basic fee at the annual rate of 1.20% of the Fund’s average daily net assets will continue to apply.

During the six months ended July 31, 2012, the Quantitative Long/Short Fund’s advisory fees, before waivers, were adjusted in accordance with the policy described above, as follows:

Base Advisory Fee	Performance Adjustment	Net Advisory Fees Before Waivers	Effective Rate
$304,397	$(63,064)	$241,333	0.95%

The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding performance adjustments, interest, dividend expenses, taxes, brokerage commissions, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

	Government Money Market Fund*	Core Bond Fund*	Value Fund**	Growth Fund**
Institutional Class Shares	0.58%	0.75%	1.10%	1.10%
Institutional Sweep Class Shares	0.83	n/a	n/a	n/a
Class A Shares	1.08	1.00	1.35	1.35
Class C Shares	n/a	1.75	2.10	2.10

	Burkenroad Small Cap Fund*	Quantitative Long/Short Fund*		Diversified International Fund*	Louisiana Tax-Free Income Fund*	Mississippi Tax-Free Income Fund*
Institutional Class Shares	n/a	1.70	%(1)	1.50%	0.75%	0.75%
Class A Shares	1.40%	1.95	%(1)	1.75%	1.00%	1.00%
Class C Shares	n/a	2.70	%(1)	2.50%	n/a	n/a
Class D Shares	1.65	n/a		n/a	n/a	n/a

“n/a” designates that the Fund does not offer this class.

*	The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2013.
**	The Adviser has voluntarily agreed to waive fees and reimburse expenses. This may discontinue at any time.
(1)

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep the Net Expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund’s average daily net assets of the Institutional Class, Class A and Class C Shares, respectively, until May 2013 (the “Expense Limits”). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as Net Expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because Net Expenses reflect performance incentive adjustments, if any.

Notes to Financial Statements (continued)

In addition, the Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Government Money Market Fund in order to limit the one-day net income yield of the Institutional Class Shares, Institutional Sweep Class Shares and Class A Shares of the Fund to not less than 0.01% of the average daily net assets.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

At July 31, 2012, pursuant to the above, the amount of previously waived and reimbursed fees for Government Money Market Fund, Core Bond Fund, Growth Fund, Burkenroad Small Cap Fund, Quantitative Long/Short Fund, Diversified International Fund, Louisiana Tax-Free Fund and Mississippi Tax-Free Fund for which the Adviser may seek reimbursement was $5,725,531, $378,206, $0, $0, $170,905, $0, $0, $102,219, and $117,705 respectively. For the six months ended July 31, 2012, the Adviser recaptured previously waived fees of $38,458 for the Quantitative Long/Short Fund.

The Adviser oversees EARNEST Partners, LLC (the Sub-Adviser to the Diversified International Fund) to ensure its compliance with the investment policies and guidelines of the Diversified International Fund, and monitors the Sub-Adviser’s adherence to its investment style. The Adviser pays the Sub-Adviser out of the advisory fee it receives from the Diversified International Fund. The Board of Trustees of the Trust (the “Board”) supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Administration Agreement

SEI Investments Global Funds Services (“the Administrator”) is the Administrator of the Trust. SEI Investments Management Corporation (“SEI Investments”), a

wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

The Funds and the Administrator have entered into an Administration Agreement effective June 1, 2011. The Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.10% up to $350 million, 0.08% on the next $400 million, 0.07% on the next $250 million, 0.05% on the next $500 million and 0.04% on net assets over $1.5 billion, subject to minimum fee levels.

Prior to June 1, 2011, The Administrator was entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.125% up to $350 million, 0.10% on the next $400 million and 0.08% on the net assets over $750 million, subject to certain minimum fee levels.

Transfer Agent and Custodian Agreement

Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class on the first ten classes and $17,500 per class on the remaining classes.

Hancock Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds’ assets of 0.03% of each Fund’s average daily net assets, subject to a minimum of $250 per month per Fund.

U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund’s average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund’s average daily net assets.

Distribution Agreement

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

July 31, 2012 (Unaudited)

The following table summarizes the agreement:

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund
Institutional Class Shares	—	—	—	—
Institutional Sweep Class Shares	—	n/a	n/a	n/a
Class A Shares	0.25%	—	—	—
Class C Shares	n/a	0.75%	0.75%	0.75%

	Burkenroad Small Cap Fund	Quantitative Long/Short Fund	Diversified International Fund
Institutional Class Shares	n/a	—	—
Class A Shares	—	—	—
Class C Shares	n/a	0.75%	0.75%
Class D Shares	0.25%	n/a	n/a

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six months ended July 31, 2012, Hancock Investment Securities, Inc. received distribution fees in the amount of $259,018 and $4,285, for the Government Money Market Fund and Burkenroad Small Cap Fund, respectively.

The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund
Institutional Class Shares	—	—	—	—
Institutional Sweep Class Shares	0.25%	n/a	n/a	n/a
Class A Shares	0.25	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25	0.25	0.25

	Burkenroad Small Cap Fund	Quantitative Long/Short Fund	Diversified International Fund	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund
Institutional Class Shares	n/a	—	—	—	—
Class A Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25	0.25	n/a	n/a
Class D Shares	0.25	n/a	n/a	n/a	n/a

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six months ended July 31, 2012, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $412,000, $22,660, $22,512, $17,134, $54,146, $3,280, $5,863, $135 and $0 for the Government Money Market Fund, Core Bond Fund, Value Fund, Growth Fund, Burkenroad Small Cap Fund, Quantitative Long/Short Fund, Diversified International Fund, Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund, respectively.

Investment in Affiliated Companies

The Core Bond Fund, Value Fund, Growth Fund, Burkenroad Small Cap Fund, Quantitative Long/Short Fund and Diversified International Fund may invest in the Government Money Market Fund for cash management purposes. To the extent the Funds invest in the Government Money Market Fund, they will indirectly bear a pro rata portion of the Government Money Market Fund’s portfolio management fees and other Fund operating expenses.

Other

Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The

Notes to Financial Statements (continued)

services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Share Transactions:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

	Government Money Market Fund		Core Bond Fund		Value Fund		Growth Fund
	02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12
Institutional Class Shares:
Shares issued	198,275	345,870	1,794	2,811	668	1,278	1,235	992
Dividends and distributions reinvested	1	1	23	61	7	16	—	—
Shares redeemed	(230,169)	(315,206)	(724)	(1,268)	(841)	(488)	(380)	(397)

Total Institutional Class Shares Transactions	(31,893)	30,665	1,093	1,604	(166)	806	855	595

Institutional Sweep Class Shares:
Shares issued	135,409	406,721	n/a	n/a	n/a	n/a	n/a	n/a
Dividends and distributions reinvested	—	1	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(148,368)	(383,391)	n/a	n/a	n/a	n/a	n/a	n/a

Total Institutional Sweep Class
Shares Transactions	(12,959)	23,331	n/a	n/a	n/a	n/a	n/a	n/a

Class A Shares:
Shares issued	248,537	364,314	499	886	353	629	188	286
Dividends and distributions reinvested	5	6	36	100	12	38	—	—
Shares redeemed	(243,024)	(367,483)	(550)	(615)	(480)	(886)	(214)	(341)

Total Class A Shares Transactions	5,518	(3,163)	(15)	371	(115)	(219)	(26)	(55)

Class C Shares:
Shares issued	n/a	n/a	309	107	19	36	2	9
Dividends and distributions reinvested	n/a	n/a	2	1	—	1	—	—
Shares redeemed	n/a	n/a	(53)	(16)	(25)	(35)	(4)	(12)

Total Class C Shares Transactions	n/a	n/a	258	92	(6)	2	(2)	(3)

Net Change in Capital Shares	(39,334)	50,833	1,336	2,067	(287)	589	827	537

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

July 31, 2012 (Unaudited)

Shares issued, reinvested and redeemed for the Funds were as follows (000):

	Burkenroad Small Cap Fund		Quantitative Long/Short Fund		Diversified International Fund		Louisiana Tax-Free Income Fund*		Mississippi Tax-Free Income Fund*
	02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12	02/01/12 to 07/31/12	02/01/11 to 01/31/12
Institutional Class Shares:
Shares issued	n/a	n/a	812	840	3,653	5,916	123	228	71	451
Dividends and distributions reinvested	n/a	n/a	—	—	—	61	—	—	1	1
Shares redeemed	n/a	n/a	(168)	(175)	(302)	(361)	(32)	(8)	(44)	(29)

Total Institutional Class Shares Transactions	n/a	n/a	644	665	3,351	5,616	91	220	28	423

Class A Shares:
Shares issued	1,285	1,000	62	103	1,130	1,043	265	414	627	1,415
Dividends and distributions reinvested	—	134	—	—	—	12	6	5	13	16
Shares redeemed	(266)	(361)	(27)	(43)	(167)	(459)	(87)	(15)	(89)	(65)

Total Class A Shares Transactions	1,019	773	35	60	963	596	184	404	551	1,366

Class C Shares:
Shares issued	n/a	n/a	—	1	5	7	n/a	n/a	n/a	n/a
Dividends and distributions reinvested	n/a	n/a	—	—	—	—	n/a	n/a	n/a	n/a
Shares redeemed	n/a	n/a	—	—	(2)	(3)	n/a	n/a	n/a	n/a

Total Class C Shares Transactions	n/a	n/a	—	1	3	4	n/a	n/a	n/a	n/a

Class D Shares:
Shares issued	70	89	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Dividends and distributions reinvested	—	20	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(40)	(54)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Total Class D Shares Transactions	30	55	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Net Change in Capital Shares	1,049	828	679	726	4,317	6,216	275	624	579	1,789

*Commenced operations February 1, 2011.

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are either 0 shares or have been rounded to 0 shares.

Notes to Financial Statements (continued)

5.	Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended July 31, 2012 were as follows:

	Core Bond Fund (000)	Value Fund (000)	Growth Fund (000)	Burkenroad Small Cap Fund (000)	Quantitative Long/Short Fund (000)	Diversified International Fund (000)	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund
Cost of Security Purchases
U.S. Government Securities	$34,473	$—	$—	$—	$—	$—	$—	$—
Other	12,802	67,244	56,121	54,948	39,076	99,665	4,303	7,106
Proceeds from Sales and Maturities
U.S. Government Securities	$22,382	$—	$—	$—	$—	$—	$—	$—
Other	2,989	72,886	41,531	19,071	27,964	11,528	12,138	252

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on April 30. The following tax disclosure is representative as of April 30, 2012, except for the tax character of distributions and Federal tax cost and aggregate tax gross unrealized appreciation and depreciation on investments, which are representative as of January 31, 2012.

The tax character of dividends and distributions declared during the years ended January 31, 2012 and January 31, 2011 was as follows (000):

	Ordinary Income			Tax-Free Income			Long-Term Capital Gain			Totals
	5/1/2011- 1/31/12*	2/1/2011- 4/30/11	2011	5/1/2011- 1/31/12*	2/1/2011- 4/30/11	2011	5/1/2011- 1/31/12*	2/1/2011- 4/30/11	2011	5/1/2011- 1/31/12*	2/1/2011- 4/30/11	2011
Government Money Market Fund	$40	$12	$54	$—	$—	$—	$—	$—	$—	$40	$12	$54
Core Bond Fund	4,113	1,358	4,813	—	—	—	187	—	263	4,300	1,358	5,076
Value Fund	1,620	404	1,654	—	—	—	—	—	—	1,620	404	1,654
Growth Fund	—	—	—	—	—	—	—	—	—	—	—	—
Burkenroad Small Cap Fund	199	—	259	—	—	—	5,633	—	367	5,832	—	626
Quantitative Long/Short Fund	—	—	—	—	—	—	—	—	—	—	—	—
Diversified International Fund	1,800	—	428	—	—	—	250	—	—	2,050	—	428
Louisiana Tax-Free Income Fund	6	—	—	193	19	—	—	—	—	199	19	—
Mississippi Tax-Free Income Fund	15	—	—	543	54	—	—	—	—	558	54	—

Amounts designated as “—” are either $0 or have been rounded to $0.

*	Amounts in this column are estimated tax character and will not be determined until the Funds’ 2012 tax return is filed.

July 31, 2012 (Unaudited)

As of April 30, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund	Burkenroad Small Cap Fund	Quantitative Long/Short Fund	Diversified International Fund
Undistributed ordinary income	$5	$32	$39	$—	$—	$—	$684
Undistributed long-term capital gain	—	—	—	—	1,645	—	647
Unrealized appreciation (depreciation)	—	11,936	19,283	22,610	24,549	7,703	12,378
Capital Loss Carryforward	(26)	—	(2,964)	(4,055)	—	—	—
Post-October Losses	(1)	(1,392)	(300)	(37)	(577)	(784)	—
Late Year Loss Deferral	—	—	—	(33)	(77)	(65)	—
Other temporary differences	(5)	—	—	—	(2)	—	—

Total distributable earnings (accumulated losses)	$(27)	$10,576	$16,058	$18,485	$25,538	$6,854	$13,709

	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund
Undistributed ordinary income	$—	$41
Unrealized appreciation (depreciation)	698	1,926
Undistributed Long -Term Capital Gain	—	6
Undistributed tax-exempt income	3	9
Other temporary differences	1	—

Total distributable earnings	$702	$1,982

Undistributed amounts at April 30, 2012, reported in the above table, have been paid.

Amounts designated as “—” are $0 or have been rounded to $0.

Post-October Losses represent losses on investment transactions from November 1, 2011 through April 30, 2012, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended April 30, 2012, the Value Fund, Growth Fund and Quantitative Long/Short Fund utilized capital loss carryforwards to offset realized capital gains in the amounts of $9,991, $4,295 and $1,441, respectively (000). At April 30, 2012, capital loss carryforwards and their expiration dates were as follows:

	Value Fund (000)	Growth Fund (000)
Expires April 30, 2018	$2,964	$4,055

	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Government Money Market Fund	$26	$—	$26

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post- enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Notes to Financial Statements (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2012 were as follows:

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Core Bond Fund	$201,102	$14,368	$(19)	$14,349
Value Fund	148,477	21,030	(7,718)	13,312
Growth Fund	94,610	21,164	(1,683)	19,481
Burkenroad Small Cap Fund	122,422	24,532	(4,673)	19,859
Quantitative Long/Short Fund	51,200	6,730	(1,137)	5,593
Diversified International Fund	252,575	13,917	(18,240)	(4,323)
Louisiana Tax-Free Income Fund	14,686	1,059	(3)	1,056
Mississippi Tax-Free Income Fund	38,257	2,785	(5)	2,780

For Federal income tax purposes, the book cost of securities owned at July 31, 2012 for the Government Money Market Fund was equal to tax cost.

July 31, 2012 (Unaudited)

7.	Other:

On July 31, 2012, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	Number of Shareholders	% of Outstanding Shares
Government Money Market Fund, Institutional Class	2	99
Government Money Market Fund, Institutional Sweep Class	1	97
Government Money Market Fund, Class A	2	100
Core Bond Fund, Institutional Class	3	91
Core Bond Fund, Class A	2	37
Value Fund, Institutional Class	3	89
Value Fund, Class A	2	32
Value Fund, Class C	3	72
Growth Fund, Institutional Class	3	90
Growth Fund, Class A	2	53
Growth Fund, Class C	2	32
Burkenroad Small Cap Fund, Class A	2	33
Quantitative Long/Short Fund, Institutional Class	3	92
Quantitative Long/Short Fund, Class A	2	55
Quantitative Long/Short Fund, Class C	3	84
Diversified International Fund, Institutional Class	4	64
Diversified International Fund, Class A	2	58
Diversified International Fund, Class C	2	42
Louisiana Tax-Free Income Fund, Institutional Class	2	92
Mississippi Tax-Free Income Fund, Institutional Class	2	100

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

8.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust’s experience, the risk of loss from such claims is considered remote.

9.	Concentration of Risks:

When the Diversified International Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Diversified International Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Diversified International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Diversified International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized. At July 31, 2012, the net assets of the Diversified International Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds’ concentration of investments in securities of issuers located in Louisiana and Mississippi, respectively, subject the Funds to economic conditions and government policies within those states. As a result, the Funds will be more susceptible to factors that adversely affect issuers of Louisiana or Mississippi obligations than a mutual fund that does not have as great a concentration in Louisiana or Mississippi. As with Louisiana and Mississippi municipal securities, events in any of the U.S. territories where the Funds are invested may affect the Funds’ investments and their performance.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the

Notes to Financial Statements (continued)

financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

10. Subsequent Events:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2012.

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements	July 31, 2012 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”) must annually review and re-approve the following agreements (collectively, the “Agreements”):

•

the Advisory Agreement between Horizon Advisers (the “Adviser”) and the Trust, on behalf of the Hancock Horizon Government Money Market Fund, the Hancock Horizon Core Bond Fund, the Hancock Horizon Value Fund, the Hancock Horizon Growth Fund, the Hancock Horizon Burkenroad Small Cap Fund, the Hancock Horizon Diversified International Fund, the Hancock Horizon Quantitative Long/Short Fund, the Hancock Horizon Louisiana Tax-Free Income Fund and the Hancock Horizon Mississippi Tax-Free Income Fund (collectively, the “Funds”); and

•	the Sub-Advisory Agreement between the Adviser and EARNEST Partners, LLC (“the Sub-Adviser”), on behalf of the Hancock Horizon Diversified International Fund.

After their initial two-year term, the Agreements must be re-approved: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Agreements for an additional year.

Prior to this year’s meeting held on May 15-16, 2012, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds, the Adviser and the Sub-Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser, the Sub-Adviser and their affiliates from their relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fee and other aspects of the Agreements. Among other things, the representative from the Adviser provided an overview of the Adviser, including its history, affiliation with Hancock Bank, assets under management, personnel, business partnerships, oversight of sub-advisers, approach to risk management, execution quality, business plan, investment process and trading practices, and soft dollar practices and policies. With respect to the Diversified International Fund, the representative from the Sub-Adviser provided, among other things, an overview of the Sub-Adviser, including its ownership structure, investment personnel, assets under management, approach to risk management, execution quality, soft dollar policies, and investment process and trading practices. The representative also discussed the Diversified International Fund’s portfolio characteristics with respect to sector and country weightings. The Board then discussed the written materials that the Board received before the meeting and the Adviser and the Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board considered the factors and reached the

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (continued)

conclusions described below relating to the selection of the Adviser and the Sub-Adviser and the re-approval of the Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent, and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser and the Sub-Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser and the Sub-Adviser was provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Board also considered other services to be provided by the Adviser and the Sub-Adviser to the Funds, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with information regarding each of the Fund’s performance since the Agreements were last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives from the Adviser and the Sub-Adviser provided information regarding and led a discussion of factors impacting the performance of their respective Funds over the past year, outlining market conditions and explaining their expectations and strategies for the future. With respect to the Hancock Horizon Core Bond Fund and the Hancock Horizon Burkenroad Small Cap Fund, the Board noted that each Fund had generally outperformed its respective benchmark over various periods of time. With respect to the Hancock Horizon Louisiana Tax-Free Income Fund and the Hancock Horizon Mississippi Tax-Free Income Fund, the Board noted that, although each Fund had a relatively short operating period, each Fund’s performance was generally favorable to its respective benchmark. With respect to the Hancock Horizon Government Money Market Fund, the Board noted that the Fund’s performance was comparable to that of its benchmark. With respect to the Hancock Horizon Value Fund and the Hancock Horizon Growth Fund, the Board noted that although each Fund underperformed its respective benchmark over various periods of time, each Fund’s recent performance was favorable to that of its respective benchmark and did not necessitate any significant additional review. With respect to the Hancock Horizon Diversified International Fund, the Board noted that although the Fund underperformed its benchmark over recent periods of time, the Fund’s long-term performance was generally favorable to that of its benchmark and did not necessitate any significant additional review. With respect to the Hancock Horizon Quantitative Long/Short Fund, the Board noted that the Fund underperformed its benchmark over various periods of time and the Board would continue to monitor the Fund’s performance. Based on this information, the Board concluded that each Fund’s performance was reasonable and

July 31, 2012 (Unaudited)

was satisfied with the investment results that the Adviser and the Sub-Adviser had been able to achieve for the respective Fund(s).

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fees payable to the Adviser and the Sub-Adviser were reasonable, the Trustees reviewed a report of the fees paid to the Adviser and the Sub-Adviser as well as the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Trustees also considered the Adviser and the Sub-Adviser’s commitment to managing the Funds, as well as the Adviser’s willingness to continue its expense limitations and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser provide to the Funds; and (c) agreed to renew the Agreements for another year.

Wall Street Savvy,

          Main Street Touch.

Investment Adviser

Horizon Advisers

(an unincorporated division of Hancock Bank)

One Hancock Plaza

P.O. Box 4019

Gulfport, MS 39502

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington. DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

This material must be preceded or

accompanied by a current prospectus.

The Hancock Horizon Funds:

• Not FDIC Insured

• No Bank Guarantee

• May Lose Value

Hancock Horizon Funds

For more information call 1-800-900-2434

www.hancockhorizonfunds.com

HHF-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: October 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: October 8, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: October 8, 2012